PACIFIC SELECT FUND
Letter to Shareholders	A-1

Performance Discussion	A-3

Schedules of Investments	B-1

Financial Statements:

Statements of Assets and Liabilities	C-1

Statements of Operations	C-9

Statements of Changes in Net Assets	C-17

Statements of Cash Flows	C-32

Financial Highlights	C-33

Notes to Financial Statements	D-1

Report of Independent Registered Public Accounting Firm	E-1

Disclosure of Fund Expenses	F-1

Trustees and Officers Information	F-5

Approval of Investment Advisory Agreement and Portfolio Management Agreements	F-8

Where to Go for More Information	F-24

The 2012 Annual Report for the American Funds® Insurance Series (“AFIS”) will be mailed separately to all Pacific Life Insurance Company and Pacific Life & Annuity Company variable life insurance policyholders and variable annuity contract owners with allocations to the American Funds Growth, American Funds Growth-Income and American Funds Asset Allocation Portfolios of the Pacific Select Fund (“PSF”). For those policyholders and contract owners, the AFIS Annual Report should be read in conjunction with the PSF Annual Report included herein.

The 2012 Annual Reports for all underlying investment options other than Pacific Select Fund may be mailed separately to Pacific Life Insurance Company variable annuity contract owners with allocations to those options and should be read in conjunction with the Separate Account Annual Report included herein.

SEPARATE ACCOUNT A

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2012

(in thousands)

Variable Accounts	Underlying Portfolios/Funds	Shares	Cost	Value

	Pacific Select Fund
Cash Management	Cash Management Class I	29,080	$292,571	$293,286
Diversified Bond	Diversified Bond Class I	9,945	81,178	81,504
Floating Rate Loan	Floating Rate Loan Class I	11,741	69,938	68,723
High Yield Bond	High Yield Bond Class I	40,428	210,624	254,925
Inflation Managed	Inflation Managed Class I	43,873	445,187	466,513
Inflation Protected	Inflation Protected Class I	1,880	19,613	20,346
Managed Bond	Managed Bond Class I	58,729	612,984	678,278
Short Duration Bond	Short Duration Bond Class I	17,008	152,399	160,241
Emerging Markets Debt	Emerging Markets Debt Class I	589	6,278	6,374
American Funds® Growth	American Funds Growth Class I	14,898	87,547	139,845
American Funds Growth-Income	American Funds Growth-Income Class I	14,064	98,131	147,080
Comstock	Comstock Class I	11,699	67,306	96,165
Dividend Growth	Dividend Growth Class I	12,177	89,152	123,488
Equity Index	Equity Index Class I	7,659	145,841	234,852
Focused 30	Focused 30 Class I	6,308	41,064	78,714
Growth LT	Growth LT Class I	13,648	173,167	182,527
Large-Cap Growth	Large-Cap Growth Class I	18,776	74,147	97,028
Large-Cap Value	Large-Cap Value Class I	15,482	125,357	186,149
Long/Short Large-Cap	Long/Short Large-Cap Class I	2,592	15,805	18,311
Main Street® Core	Main Street Core Class I	12,849	175,993	251,639
Mid-Cap Equity	Mid-Cap Equity Class I	17,183	143,806	170,901
Mid-Cap Growth	Mid-Cap Growth Class I	17,812	85,340	127,427
Mid-Cap Value	Mid-Cap Value Class I	3,616	34,316	35,317
Small-Cap Equity	Small-Cap Equity Class I	2,273	20,518	26,509
Small-Cap Growth	Small-Cap Growth Class I	6,808	43,123	66,076
Small-Cap Index	Small-Cap Index Class I	11,646	92,360	144,591
Small-Cap Value	Small-Cap Value Class I	7,363	64,125	83,623
Health Sciences	Health Sciences Class I	7,823	64,056	112,286
Real Estate	Real Estate Class I	9,070	71,374	148,034
Technology	Technology Class I	11,901	38,210	50,012
Emerging Markets	Emerging Markets Class I	14,936	94,633	218,559
International Large-Cap	International Large-Cap Class I	31,220	140,418	210,060
International Small-Cap	International Small-Cap Class I	4,878	23,874	30,938
International Value	International Value Class I	14,442	110,296	140,133
Currency Strategies	Currency Strategies Class I *	22	219	219
Global Absolute Return	Global Absolute Return Class I *	92	909	914
Precious Metals	Precious Metals Class I *	267	2,461	2,296
American Funds Asset Allocation	American Funds Asset Allocation Class I	35,000	471,287	540,832
Pacific Dynamix - Conservative Growth	Pacific Dynamix - Conservative Growth Class I	19,256	220,782	224,676
Pacific Dynamix - Moderate Growth	Pacific Dynamix - Moderate Growth Class I	44,465	560,509	592,493
Pacific Dynamix - Growth	Pacific Dynamix - Growth Class I	17,800	223,792	241,474
Portfolio Optimization Conservative	Portfolio Optimization Conservative Class I	335,406	3,329,714	3,551,517
Portfolio Optimization Moderate-Conservative	Portfolio Optimization Moderate-Conservative Class I	391,796	3,823,580	4,105,874
Portfolio Optimization Moderate	Portfolio Optimization Moderate Class I	1,363,155	13,106,504	14,085,889
Portfolio Optimization Growth	Portfolio Optimization Growth Class I	1,150,844	10,913,352	11,727,112
Portfolio Optimization Aggressive-Growth	Portfolio Optimization Aggressive-Growth Class I	235,162	2,200,446	2,355,827

	AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
Invesco V.I. Balanced-Risk Allocation Series II	Invesco V.I. Balanced-Risk Allocation Series II	34,864	401,660	438,239

	AllianceBernstein Variable Products Series Fund, Inc.
AllianceBernstein VPS Balanced Wealth Strategy Class B	AllianceBernstein VPS Balanced Wealth Strategy Class B	11,650	105,425	139,915

	BlackRock® Variable Series Funds, Inc.
BlackRock Capital Appreciation V.I. Class III	BlackRock Capital Appreciation V.I. Class III	2,592	21,590	21,983
BlackRock Global Allocation V.I. Class III	BlackRock Global Allocation V.I. Class III	128,917	1,596,486	1,848,672

	Fidelity® Variable Insurance Products Funds
Fidelity VIP FundsManager® 60% Service Class 2	Fidelity VIP FundsManager 60% Service Class 2	1,865	19,150	19,447

See Notes to Financial Statements		See explanation of symbol on Page G-2
G-1

SEPARATE ACCOUNT A

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2012

(in thousands)

Variable Accounts	Underlying Portfolios/Funds	Shares	Cost	Value

	First Trust Variable Insurance Trust
First Trust/Dow Jones Dividend & Income Allocation	First Trust/Dow Jones Dividend & Income Allocation	2,949	$30,276	$30,401

	Franklin Templeton Variable Insurance Products Trust
Franklin Templeton VIP Founding Funds	Franklin Templeton VIP Founding Funds
Allocation Class 2	Allocation Class 2	422	3,245	3,589
Franklin Templeton VIP Founding Funds	Franklin Templeton VIP Founding Funds
Allocation Class 4	Allocation Class 4	33,197	206,907	281,839
Mutual Global Discovery Securities Class 2	Mutual Global Discovery Securities Class 2	1,294	25,875	26,104
Templeton Global Bond Securities Class 2	Templeton Global Bond Securities Class 2	130	2,424	2,538

	GE Investments Funds, Inc.
GE Investments Total Return Class 3	GE Investments Total Return Class 3	20,081	318,751	347,395

	JPMorgan Insurance Trust
JPMorgan Insurance Trust Core Bond Class 1	JPMorgan Insurance Trust Core Bond Class 1	45	481	534
JPMorgan Insurance Trust Equity Index Class 1	JPMorgan Insurance Trust Equity Index Class 1	19	166	233
JPMorgan Insurance Trust U.S. Equity Class 1	JPMorgan Insurance Trust U.S. Equity Class 1	3	26	46
JPMorgan Insurance Trust Mid Cap Value Class 1	JPMorgan Insurance Trust Mid Cap Value Class 1	9	56	75
JPMorgan Insurance Trust Intrepid Growth Class 1	JPMorgan Insurance Trust Intrepid Growth Class 1	3	39	61
JPMorgan Insurance Trust Mid Cap Growth Class 1	JPMorgan Insurance Trust Mid Cap Growth Class 1	4	56	72

	Lord Abbett Series Fund, Inc.
Lord Abbett International Core Equity Class VC	Lord Abbett International Core Equity Class VC	646	9,282	9,888
Lord Abbett Total Return Class VC	Lord Abbett Total Return Class VC	2,962	49,053	49,550

	MFS® Variable Insurance Trust
MFS Investors Growth Stock Series - Service Class	MFS Investors Growth Stock Series - Service Class	37	412	436
MFS Total Return Series - Service Class	MFS Total Return Series - Service Class	2,565	48,957	50,785
MFS Value Series - Service Class	MFS Value Series - Service Class	1,355	17,882	19,271

	PIMCO Variable Insurance Trust
PIMCO Global Multi-Asset - Advisor Class	PIMCO Global Multi-Asset - Advisor Class	21,615	270,170	275,802

	Prudential Series Fund, Inc.
Jennison Class II	Jennison Class II *	11	127	278
Value Class II	Value Class II	10	139	191
SP International Growth Class II	SP International Growth Class II *	48	181	253
SP Prudential U.S. Emerging Growth Class II	SP Prudential U.S. Emerging Growth Class II	35	217	282

	Schwab VIT Portfolios
Schwab VIT Balanced	Schwab VIT Balanced *	191	1,984	2,006
Schwab VIT Balanced with Growth	Schwab VIT Balanced with Growth *	129	1,361	1,382
Schwab VIT Growth	Schwab VIT Growth *	29	314	323

     American Funds is a registered trademark of American Funds Distributors, Inc., Main Street is a registered trademark of OppenheimerFunds, Inc., BlackRock is a registered trademark of BlackRock, Inc., Fidelity and FundsManager are registered trademarks of FMR Corp., and MFS is a registered trademark of MFS Fund Distributors, Inc.

*	The variable accounts did not receive any dividend or captial gain distributions from the underlying portfolios/funds during the reporting period.

See Notes to Financial Statements

G-2

SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2012

(in thousands, except accumulation unit values)

	Variable Accounts
	Cash Management	Diversified Bond	Floating Rate Loan	High Yield Bond	Inflation Managed	Inflation Protected	Managed Bond
ASSETS
Investments in mutual funds, at value	$293,286	$81,504	$68,723	$254,925	$466,513	$20,346	$678,278
Receivables:
Due from Pacific Life Insurance Company	1,018	83	28	283	926	19	-
Investments sold	-	-	-	-	-	-	275
Total Assets	294,304	81,587	68,751	255,208	467,439	20,365	678,553
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	-	-	-	-	-	-	123
Investments purchased	1,018	75	23	159	763	19	-
Other	99	-	-	-	-	1	-
Total Liabilities	1,117	75	23	159	763	20	123
NET ASSETS	$293,187	$81,512	$68,728	$255,049	$466,676	$20,345	$678,430
NET ASSETS CONSIST OF:
Accumulation units	$292,821	$81,496	$68,728	$254,828	$466,237	$20,295	$677,829
Contracts in payout (annuitization) period	366	16	-	221	439	50	601
NET ASSETS	$293,187	$81,512	$68,728	$255,049	$466,676	$20,345	$678,430
Units Outstanding	26,071	6,534	7,278	13,865	22,935	1,832	33,366
Accumulation Unit Values	$9.26 - $12.71	$10.68 - $13.54	$9.15 - $11.46	$11.05 - $21.48	$10.81 - $25.08	$10.39 - $11.33	$10.85 - $25.01
Cost of Investments	$292,571	$81,178	$69,938	$210,624	$445,187	$19,613	$612,984
	Short Duration Bond	Emerging Markets Debt	American Funds Growth	American Funds Growth-Income	Comstock	Dividend Growth	Equity Index
ASSETS
Investments in mutual funds, at value	$160,241	$6,374	$139,845	$147,080	$96,165	$123,488	$234,852
Receivables:
Due from Pacific Life Insurance Company	662	17	-	-	146	101	11
Investments sold	-	-	98	91	-	-	-
Total Assets	160,903	6,391	139,943	147,171	96,311	123,589	234,863
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	-	-	17	32	-	-	-
Investments purchased	491	17	-	-	71	64	11
Other	-	-	-	-	-	-	2
Total Liabilities	491	17	17	32	71	64	13
NET ASSETS	$160,412	$6,374	$139,926	$147,139	$96,240	$123,525	$234,850
NET ASSETS CONSIST OF:
Accumulation units	$160,363	$6,374	$139,870	$147,010	$96,168	$123,440	$234,687
Contracts in payout (annuitization) period	49	-	56	129	72	85	163
NET ASSETS	$160,412	$6,374	$139,926	$147,139	$96,240	$123,525	$234,850
Units Outstanding	14,985	582	11,133	12,699	8,421	10,367	12,858
Accumulation Unit Values	$10.07 - $12.07	$10.91 - $11.03	$9.75 - $14.64	$9.70 - $13.16	$9.55 - $13.54	$9.70 - $13.17	$10.15 - $23.58
Cost of Investments	$152,399	$6,278	$87,547	$98,131	$67,306	$89,152	$145,841

See Notes to Financial Statements

SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2012

(in thousands, except accumulation unit values)

	Variable Accounts
	Focused 30	Growth LT	Large-Cap Growth	Large-Cap Value	Long/Short Large-Cap	Main Street Core	Mid-Cap Equity
ASSETS
Investments in mutual funds, at value	$78,714	$182,527	$97,028	$186,149	$18,311	$251,639	$170,901
Receivables:
Due from Pacific Life Insurance Company	-	-	160	144	67	-	121
Investments sold	112	130	-	79	-	230	25
Total Assets	78,826	182,657	97,188	186,372	18,378	251,869	171,047
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	112	76	-	-	-	139	-
Investments purchased	-	-	20	-	67	-	-
Other	5	-	-	-	8	-	-
Total Liabilities	117	76	20	-	75	139	-
NET ASSETS	$78,709	$182,581	$97,168	$186,372	$18,303	$251,730	$171,047
NET ASSETS CONSIST OF:
Accumulation units	$78,702	$182,380	$97,031	$186,195	$18,303	$251,179	$170,845
Contracts in payout (annuitization) period	7	201	137	177	-	551	202
NET ASSETS	$78,709	$182,581	$97,168	$186,372	$18,303	$251,730	$171,047
Units Outstanding	5,713	8,474	11,735	13,358	1,795	15,039	9,046
Accumulation Unit Values	$8.43 - $21.34	$9.58 - $25.60	$7.35 - $13.38	$10.01 - $15.60	$9.81 - $12.29	$10.19 - $19.63	$9.21 - $22.13
Cost of Investments	$41,064	$173,167	$74,147	$125,357	$15,805	$175,993	$143,806
	Mid-Cap Growth	Mid-Cap Value	Small-Cap Equity	Small-Cap Growth	Small-Cap Index	Small-Cap Value	Health Sciences
ASSETS
Investments in mutual funds, at value	$127,427	$35,317	$26,509	$66,076	$144,591	$83,623	$112,286
Receivables:
Due from Pacific Life Insurance Company	100	99	-	95	-	119	316
Investments sold	-	-	13	-	83	-	-
Total Assets	127,527	35,416	26,522	66,171	144,674	83,742	112,602
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	-	-	13	-	48	-	-
Investments purchased	100	99	-	71	-	57	316
Other	7	14	12	-	-	-	4
Total Liabilities	107	113	25	71	48	57	320
NET ASSETS	$127,420	$35,303	$26,497	$66,100	$144,626	$83,685	$112,282
NET ASSETS CONSIST OF:
Accumulation units	$127,319	$35,292	$26,482	$65,952	$144,511	$83,574	$112,261
Contracts in payout (annuitization) period	101	11	15	148	115	111	21
NET ASSETS	$127,420	$35,303	$26,497	$66,100	$144,626	$83,685	$112,282
Units Outstanding	11,809	2,197	1,731	5,113	8,539	3,963	5,762
Accumulation Unit Values	$8.51 - $13.55	$9.63 - $17.07	$10.22 - $18.22	$9.44 - $14.54	$9.90 - $18.40	$10.12 - $27.73	$11.67 - $23.11
Cost of Investments	$85,340	$34,316	$20,518	$43,123	$92,360	$64,125	$64,056

See Notes to Financial Statements

SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2012

(in thousands, except accumulation unit values)

	Variable Accounts
	Real Estate	Technology	Emerging Markets	International Large-Cap	International Small-Cap	International Value	Currency Strategies
ASSETS
Investments in mutual funds, at value	$148,034	$50,012	$218,559	$210,060	$30,938	$140,133	$219
Receivables:
Due from Pacific Life Insurance Company	49	12	1,003	335	25	39	-
Investments sold	-	-	-	-	-	221	-
Total Assets	148,083	50,024	219,562	210,395	30,963	140,393	219
LIABILITIES
Payables:
Investments purchased	12	12	118	73	15	-	-
Other	-	5	-	-	-	-	-
Total Liabilities	12	17	118	73	15	-	-
NET ASSETS	$148,071	$50,007	$219,444	$210,322	$30,948	$140,393	$219
NET ASSETS CONSIST OF:
Accumulation units	$147,873	$50,000	$219,287	$210,180	$30,931	$140,250	$219
Contracts in payout (annuitization) period	198	7	157	142	17	143	-
NET ASSETS	$148,071	$50,007	$219,444	$210,322	$30,948	$140,393	$219
Units Outstanding	6,058	6,634	7,611	17,353	3,561	13,173	22
Accumulation Unit Values	$9.02 -$38.61	$5.68 -$11.71	$9.50 - $58.04	$9.63 - $18.66	$8.26 - $12.39	$6.59 - $12.22	$9.84 -$9.86
Cost of Investments	$71,374	$38,210	$94,633	$140,418	$23,874	$110,296	$219

	Global Absolute Return	Precious Metals	American Funds Asset Allocation	Pacific Dynamix - Conservative Growth	Pacific Dynamix - Moderate Growth	Pacific Dynamix - Growth	Portfolio Optimization Conservative
ASSETS
Investments in mutual funds, at value	$914	$2,296	$540,832	$224,676	$592,493	$241,474	$3,551,517
Receivables:
Due from Pacific Life Insurance Company	14	77	2,762	663	3,372	-	4,007
Investments sold	-	-	-	-	-	44	-
Total Assets	928	2,373	543,594	225,339	595,865	241,518	3,555,524
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	-	-	-	-	-	44	-
Investments purchased	14	77	2,762	663	3,372	-	4,007
Other	-	-	30	15	30	12	412
Total Liabilities	14	77	2,792	678	3,402	56	4,419
NET ASSETS	$914	$2,296	$540,802	$224,661	$592,463	$241,462	$3,551,105
NET ASSETS CONSIST OF:
Accumulation units	$914	$2,296	$540,787	$224,661	$592,463	$241,462	$3,550,469
Contracts in payout (annuitization) period	-	-	15	-	-	-	636
NET ASSETS	$914	$2,296	$540,802	$224,661	$592,463	$241,462	$3,551,105
Units Outstanding	92	269	34,172	16,965	42,535	16,424	332,414
Accumulation Unit Values	$9.94 -$9.97	$8.53 -$8.57	$10.59 -$16.72	$10.48 -$13.98	$10.30 -$14.81	$10.15 -$15.57	$10.60 -$11.01
Cost of Investments	$909	$2,461	$471,287	$220,782	$560,509	$223,792	$3,329,714

See Notes to Financial Statements

SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2012

(in thousands, except accumulation unit values)

	Variable Accounts
	Portfolio Optimization Moderate- Conservative	Portfolio Optimization Moderate	Portfolio Optimization Growth	Portfolio Optimization Aggressive- Growth	Invesco V.I. Balanced-Risk Allocation Series II	AllianceBernstein VPS Balanced Wealth Strategy Class B	BlackRock Capital Appreciation V.I. Class III
ASSETS
Investments in mutual funds, at value	$4,105,874	$14,085,889	$11,727,112	$2,355,827	$438,239	$139,915	$21,983
Receivables:
Due from Pacific Life Insurance Company	206	-	-	-	1,376	90	218
Investments sold	-	3,827	9,109	2,322	-	-	-
Total Assets	4,106,080	14,089,716	11,736,221	2,358,149	439,615	140,005	22,201
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	-	3,827	9,109	2,322	-	-	-
Investments purchased	206	-	-	-	1,376	90	218
Other	515	1,885	1,632	343	38	8	-
Total Liabilities	721	5,712	10,741	2,665	1,414	98	218
NET ASSETS	$4,105,359	$14,084,004	$11,725,480	$2,355,484	$438,201	$139,907	$21,983
NET ASSETS CONSIST OF:
Accumulation Units	$4,104,360	$14,081,705	$11,724,480	$2,355,216	$438,201	$139,907	$21,983
Contracts in payout (annuitization) period	999	2,299	1,335	268	-	-	-
NET ASSETS	$4,105,359	$14,084,004	$11,725,480	$2,355,484	$438,201	$139,907	$21,983
Units Outstanding	389,474	1,359,555	1,153,550	236,709	27,480	13,881	1,960
Accumulation Unit Values	$10.45-$11.22	$10.27-$11.42	$10.08-$11.62	$9.87-$11.81	$10.79-$16.82	$9.80-$11.68	$9.81-$12.57
Cost of Investments	$3,823,580	$13,106,504	$10,913,352	$2,200,446	$401,660	$105,425	$21,590
	BlackRock Global Allocation V.I. Class III	Fidelity VIP FundsManager 60% Service Class 2	First Trust/ Dow Jones Dividend & Income Allocation	Franklin Templeton VIP Founding Funds Allocation Class 2	Franklin Templeton VIP Founding Funds Allocation Class 4	Mutual Global Discovery Securities Class 2	Templeton Global Bond Securities Class 2
ASSETS
Investments in mutual funds, at value	$1,848,672	$19,447	$30,401	$3,589	$281,839	$26,104	$2,538
Receivables:
Due from Pacific Life Insurance Company	2,042	377	268	-	-	153	10
Investments sold	-	-	-	-	73	-	-
Total Assets	1,850,714	19,824	30,669	3,589	281,912	26,257	2,548
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	-	-	-	-	73	-	-
Investments purchased	2,042	377	264	-	-	153	10
Other	111	1	-	-	15	1	-
Total Liabilities	2,153	378	264	-	88	154	10
NET ASSETS	$1,848,561	$19,446	$30,405	$3,589	$281,824	$26,103	$2,538
NET ASSETS CONSIST OF:
Accumulation Units	$1,848,561	$19,446	$30,405	$3,589	$281,824	$26,103	$2,538
Contracts in payout (annuitization) period	-	-	-	-	-	-	-
NET ASSETS	$1,848,561	$19,446	$30,405	$3,589	$281,824	$26,103	$2,538
Units Outstanding	176,576	1,903	2,941	309	27,866	2,296	221
Accumulation Unit Values	$9.67-$11.24	$10.17-$10.28	$10.30-$10.41	$10.91-$12.06	$9.84-$11.92	$10.59-$12.27	$11.09-$12.36
Cost of Investments	$1,596,486	$19,150	$30,276	$3,245	$206,907	$25,875	$2,424

See Notes to Financial Statements

SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2012

(in thousands, except accumulation unit values)

	Variable Accounts
	GE Investments Total Return Class 3	JPMorgan Insurance Trust Core Bond Class 1	JPMorgan Insurance Trust Equity Index Class 1	JPMorgan Insurance Trust U.S. Equity Class 1	JPMorgan Insurance Trust Mid Cap Value Class 1	JPMorgan Insurance Trust Intrepid Growth Class 1	JPMorgan Insurance Trust Mid Cap Growth Class 1
ASSETS
Investments in mutual funds, at value	$347,395	$534	$233	$46	$75	$61	$72
Receivables:
Due from Pacific Life Insurance Company	2,021	33	-	-	20	12	-
Total Assets	349,416	567	233	46	95	73	72
LIABILITIES
Payables:
Investments purchased	2,021	-	-	-	-	-	-
Other	22	-	-	-	-	-	-
Total Liabilities	2,043	-	-	-	-	-	-
NET ASSETS	$347,373	$567	$233	$46	$95	$73	$72
NET ASSETS CONSIST OF:
Accumulation units	$347,358	$566	$233	$46	$95	$72	$72
Contracts in payout (annuitization) period	15	1	-	-	-	1	-
NET ASSETS	$347,373	$567	$233	$46	$95	$73	$72
Units Outstanding	25,009	39	18	3	6	6	5
Accumulation Unit Values	$10.00 - $14.84	$14.24 - $14.49	$12.67 - $12.89	$14.31 - $14.31	$15.69 - $15.96	$12.72 - $12.94	$14.96 - $15.22
Cost of Investments	$318,751	$481	$166	$26	$56	$39	$56

	Lord Abbett International Core Equity Class VC	Lord Abbett Total Return Class VC	MFS Investors Growth Stock Series- Service Class	MFS Total Return Series- Service Class	MFS Value Series- Service Class	PIMCO Global Multi-Asset- Advisor Class	Jennison Class II
ASSETS
Investments in mutual funds, at value	$9,888	$49,550	$436	$50,785	$19,271	$275,802	$278
Receivables:
Due from Pacific Life Insurance Company	37	368	-	304	78	664	-
Total Assets	9,925	49,918	436	51,089	19,349	276,466	278
LIABILITIES
Payables:
Investments purchased	37	368	-	304	78	664	-
Other	-	2	-	2	-	19	-
Total Liabilities	37	370	-	306	78	683	-
NET ASSETS	$9,888	$49,548	$436	$50,783	$19,271	$275,783	$278
NET ASSETS CONSIST OF:
Accumulation units	$9,888	$49,548	$436	$50,783	$19,271	$275,783	$278
Contracts in payout (annuitization) period	-	-	-	-	-	-	-
NET ASSETS	$9,888	$49,548	$436	$50,783	$19,271	$275,783	$278
Units Outstanding	887	4,488	36	4,858	1,626	24,906	21
Accumulation Unit Values	$9.62 - $11.92	$10.58 - $11.84	$11.27 - $13.67	$10.29 - $11.38	$11.09 - $13.16	$9.68 - $11.43	$12.88 - $13.40
Cost of Investments	$9,282	$49,053	$412	$48,957	$17,882	$270,170	$127

See Notes to Financial Statements

SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2012

(in thousands, except accumulation unit values)

	Variable Accounts
	Value Class II	SP International Growth Class II	SP Prudential U.S. Emerging Growth Class II	Schwab VIT Balanced	Schwab VIT Balanced with Growth	Schwab VIT Growth
ASSETS
Investments in mutual funds, at value	$191	$253	$282	$2,006	$1,382	$323
Total Assets	191	253	282	2,006	1,382	323
NET ASSETS (1)	$191	$253	$282	$2,006	$1,382	$323
NET ASSETS CONSIST OF:
Accumulation units	$191	$253	$282	$2,006	$1,382	$323
Contracts in payout (annuitization) period	-	-	-	-	-	-
NET ASSETS	$191	$253	$282	$2,006	$1,382	$323
Units Outstanding	14	18	14	194	132	30
Accumulation Unit Values	$13.80 - $14.35	$13.58 - $14.13	$19.50 - $20.28	$10.33 - $10.33	$10.47 - $10.47	$10.66 - $10.66
Cost of Investments	$139	$181	$217	$1,984	$1,361	$314

(1) The total liabilities for these Variable Accounts in full dollars were less than $500 and are not shown above due to rounding.

See Notes to Financial Statements

SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2012

(in thousands)

	Variable Accounts
	Cash Management	Diversified Bond	Floating Rate Loan	High Yield Bond	Inflation Managed	Inflation Protected	Managed Bond
INVESTMENT INCOME
Dividends from mutual fund investments	$4	$2,400	$3,407	$15,689	$10,721	$103	$33,780
EXPENSES
Mortality and expense risk	4,220	1,073	872	3,127	6,128	294	8,693
Administrative fees	577	153	132	433	857	44	1,192
Total Expenses	4,797	1,226	1,004	3,560	6,985	338	9,885
Net Investment Income (Loss)	(4,793)	1,174	2,403	12,129	3,736	(235)	23,895
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of mutual fund investments	93	(5,614)	(2,222)	501	(2,963)	(106)	264
Capital gain distributions from mutual fund investments	-	718	-	-	74,456	89	742
Realized Gain (Loss) on Investments	93	(4,896)	(2,222)	501	71,493	(17)	1,006
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON MUTUAL FUND INVESTMENTS	(97)	9,125	4,034	16,346	(39,148)	1,045	32,411
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	($4,797)	$5,403	$4,215	$28,976	$36,081	$793	$57,312
	Short Duration Bond	Emerging Markets Debt (1)	American Funds Growth	American Funds Growth-Income	Comstock	Dividend Growth	Equity Index
INVESTMENT INCOME
Dividends from mutual fund investments	$1,194	$126	$234	$1,614	$1,761	$1,998	$5,433
EXPENSES
Mortality and expense risk	1,735	16	1,826	1,914	1,097	1,545	2,997
Administrative fees	253	2	254	262	147	206	380
Total Expenses	1,988	18	2,080	2,176	1,244	1,751	3,377
Net Investment Income (Loss)	(794)	108	(1,846)	(562)	517	247	2,056
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of mutual fund investments	(217)	(2)	5,571	3,858	116	204	1,893
Capital gain distributions from mutual fund investments	-	-	-	-	4,228	2,576	-
Realized Gain (Loss) On Investments	(217)	(2)	5,571	3,858	4,344	2,780	1,893
CHANGE IN NET UNREALIZED APPRECIATION ON MUTUAL FUND INVESTMENTS	3,350	96	16,505	17,397	8,405	11,173	25,423
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$2,339	$202	$20,230	$20,693	$13,266	$14,200	$29,372
	Focused 30	Growth LT	Large-Cap Growth	Large-Cap Value	Long/Short Large-Cap	Main Street Core	Mid-Cap Equity
INVESTMENT INCOME
Dividends from mutual fund investments	$-	$1,629	$-	$3,615	$152	$2,564	$1,196
EXPENSES
Mortality and expense risk	1,016	2,508	1,307	2,564	202	3,441	2,479
Administrative fees	138	302	178	338	29	426	323
Total Expenses	1,154	2,810	1,485	2,902	231	3,867	2,802
Net Investment Income (Loss)	(1,154)	(1,181)	(1,485)	713	(79)	(1,303)	(1,606)
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of mutual fund investments	401	2,235	(660)	3,088	(163)	4,567	3,300
Capital gain distributions from mutual fund investments	7,449	64,606	15,963	4,783	2,179	11,216	38,553
Realized Gain on Investments	7,850	66,841	15,303	7,871	2,016	15,783	41,853
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON MUTUAL FUND INVESTMENTS	6,949	(37,317)	(328)	17,182	374	21,780	(29,857)
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$13,645	$28,343	$13,490	$25,766	$2,311	$36,260	$10,390

(1)	Operations commenced during 2012 (See Note 1 in Notes to Financial Statements).

See Notes to Financial Statements

SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2012

(in thousands)

	Variable Accounts
	Mid-Cap Growth	Mid-Cap Value	Small-Cap Equity	Small-Cap Growth	Small-Cap Index	Small-Cap Value	Health Sciences
INVESTMENT INCOME
Dividends from mutual fund investments	$553	$379	$420	$54	$1,473	$1,671	$-
EXPENSES
Mortality and expense risk	1,887	399	354	885	1,910	1,141	1,498
Administrative fees	257	58	50	116	249	161	209
Total Expenses	2,144	457	404	1,001	2,159	1,302	1,707
Net Investment Income (Loss)	(1,591)	(78)	16	(947)	(686)	369	(1,707)
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of mutual fund investments	3,589	(705)	(51)	1,776	3,726	1,535	529
Capital gain distributions from mutual fund investments	33,356	2,653	1,426	9,490	2,290	9,659	5,791
Realized Gain on Investments	36,945	1,948	1,375	11,266	6,016	11,194	6,320
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON MUTUAL FUND INVESTMENTS	(28,256)	1,768	1,894	(3,216)	13,393	(3,606)	17,730
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$7,098	$3,638	$3,285	$7,103	$18,723	$7,957	$22,343
	Real Estate	Technology	Emerging Markets	International Large-Cap	International Small-Cap	International Value	Currency Strategies (1)
INVESTMENT INCOME
Dividends from mutual fund investments	$1,704	$-	$1,561	$2,993	$760	$4,619	$-
EXPENSES
Mortality and expense risk	1,947	804	2,779	2,425	369	1,825	1
Administrative fees (2)	267	112	380	329	54	241	-
Total Expenses	2,214	916	3,159	2,754	423	2,066	1
Net Investment Income (Loss)	(510)	(916)	(1,598)	239	337	2,553	(1)
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of mutual fund investments	2,377	(210)	112	1,631	(56)	425	(2)
Capital gain distributions from mutual fund investments	6,640	5,150	22,788	-	-	-	-
Realized Gain (Loss) on Investments	9,017	4,940	22,900	1,631	(56)	425	(2)
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON MUTUAL FUND INVESTMENTS	10,321	(1,214)	15,267	33,466	4,139	16,462	-
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$18,828	$2,810	$36,569	$35,336	$4,420	$19,440	($3)
	Global Absolute Return (1)	Precious Metals (1)	American Funds Asset Allocation	Pacific Dynamix- Conservative Growth	Pacific Dynamix- Moderate Growth	Pacific Dynamix- Growth	Portfolio Optimization Conservative
INVESTMENT INCOME
Dividends from mutual fund investments	$-	$-	$8,543	$3,091	$8,316	$3,287	$83,089
EXPENSES
Mortality and expense risk	1	4	4,775	2,096	5,021	2,698	43,389
Administrative fees (2)	-	-	688	298	709	382	6,138
Total Expenses	1	4	5,463	2,394	5,730	3,080	49,527
Net Investment Income (Loss)	(1)	(4)	3,080	697	2,586	207	33,562
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of mutual fund investments	(2)	(15)	(577)	(971)	(911)	(707)	11,285
Capital gain distributions from mutual fund investments	-	-	5,136	6,395	6,890	7,737	3,591
Realized Gain (Loss) on Investments	(2)	(15)	4,559	5,424	5,979	7,030	14,876
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON MUTUAL FUND INVESTMENTS	5	(165)	39,115	6,203	29,821	15,874	219,465
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$2	($184)	$46,754	$12,324	$38,386	$23,111	$267,903

(1)	Operations commenced during 2012 (See Note 1 in Notes to Financial Statements).
(2)	The administrative fees for the Currency Strategies, Global Absolute Return and Precious Metals Variable Accounts in full dollars were less than $500 for the period and are not shown above due to rounding.

See Notes to Financial Statements

SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2012

(in thousands)

	Variable Accounts
	Portfolio Optimization Moderate- Conservative	Portfolio Optimization Moderate	Portfolio Optimization Growth	Portfolio Optimization Aggressive- Growth	Invesco V.I. Balanced-Risk Allocation Series II	AllianceBernstein VPS Balanced Wealth Strategy Class B
INVESTMENT INCOME
Dividends from mutual fund investments	$91,482	$280,963	$199,998	$32,888	$2,976	$2,649
EXPENSES
Mortality and expense risk	52,006	185,059	159,829	32,439	4,393	1,768
Administrative fees	7,254	25,884	22,419	4,590	658	249
Total Expenses	59,260	210,943	182,248	37,029	5,051	2,017
Net Investment Income (Loss)	32,222	70,020	17,750	(4,141)	(2,075)	632
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of mutual fund investments	4,080	50,335	61,448	11,150	(408)	207
Capital gain distributions from mutual fund investments	622	-	-	-	1,363	-
Realized Gain on Investments	4,702	50,335	61,448	11,150	955	207
CHANGE IN NET UNREALIZED APPRECIATION ON MUTUAL FUND INVESTMENTS	335,684	1,363,399	1,307,633	299,462	27,276	14,086
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$372,608	$1,483,754	$1,386,831	$306,471	$26,156	$14,925
	BlackRock Capital Appreciation V.I. Class III	BlackRock Global Allocation V.I. Class III	Fidelity VIP FundsManager 60% Service Class 2 (1)	First Trust/ Dow Jones Dividend & Income Allocation (1)	Franklin Templeton VIP Founding Funds Allocation Class 2	Franklin Templeton VIP Founding Funds Allocation Class 4
INVESTMENT INCOME
Dividends from mutual fund investments	$135	$26,972	$243	$344	$66	$7,412
EXPENSES
Mortality and expense risk	85	22,937	82	99	23	3,494
Administrative fees	12	3,328	12	15	3	493
Total Expenses	97	26,265	94	114	26	3,987
Net Investment Income	38	707	149	230	40	3,425
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of mutual fund investments	(29)	(3,706)	-	(9)	(9)	860
Capital gain distributions from mutual fund investments	265	6,071	61	-	-	-
Realized Gain (Loss) on Investments	236	2,365	61	(9)	(9)	860
CHANGE IN NET UNREALIZED APPRECIATION ON MUTUAL FUND INVESTMENTS	646	134,569	297	125	330	30,136
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$920	$137,641	$507	$346	$361	$34,421
	Mutual Global Discovery Securities Class 2	Templeton Global Bond Securities Class 2	GE Investments Total Return Class 3	JPMorgan Insurance Trust Core Bond Class 1	JPMorgan Insurance Trust Equity Index Class 1	JPMorgan Insurance Trust U.S. Equity Class 1
INVESTMENT INCOME
Dividends from mutual fund investments	$458	$98	$4,578	$33	$5	$1
EXPENSES
Mortality and expense risk	124	15	3,294	9	3	1
Administrative fees (2)	17	2	462	1	-	-
Total Expenses	141	17	3,756	10	3	1
Net Investment Income (Loss)	317	81	822	23	2	-
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of mutual fund investments	(62)	(13)	(546)	19	4	15
Capital gain distributions from mutual fund investments	925	2	-	-	-	-
Realized Gain (Loss) on Investments	863	(11)	(546)	19	4	15
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON MUTUAL FUND INVESTMENTS	435	146	26,768	(16)	25	(5)
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,615	$216	$27,044	$26	$31	$10

(1)	Operations commenced during 2012 (See Note 1 in Notes to Financial Statements).
(2)	The administrative fees for the JPMorgan Insurance Trust Equity Index Class 1 and JPMorgan Insurance Trust U.S. Equity Class 1 Variable Accounts in full dollars were less than $500 for the year and are not shown above due to rounding.

See Notes to Financial Statements

SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2012

(in thousands)

	Variable Accounts
	JPMorgan Insurance Trust Mid Cap Value Class 1	JPMorgan Insurance Trust Intrepid Growth Class 1	JPMorgan Insurance Trust Mid Cap Growth Class 1	Lord Abbett International Core Equity Class VC	Lord Abbett Total Return Class VC	MFS Investors Growth Stock Series - Service Class
INVESTMENT INCOME
Dividends from mutual fund investments (1)	$1	$-	$-	$133	$842	$-
EXPENSES
Mortality and expense risk	1	1	1	51	215	2
Administrative fees (2)	-	-	-	7	30	-
Total Expenses	1	1	1	58	245	2
Net Investment Income (Loss)	-	(1)	(1)	75	597	(2)
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of mutual fund investments	(4)	5	-	(55)	(15)	11
Capital gain distributions from mutual fund investments	-	-	1	-	307	10
Realized Gain (Loss) on Investments	(4)	5	1	(55)	292	21
CHANGE IN NET UNREALIZED APPRECIATION ON MUTUAL FUND INVESTMENTS	16	5	11	874	461	26
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$12	$9	$11	$894	$1,350	$45
	MFS Total Return Series - Service Class	MFS Value Series - Service Class	PIMCO Global Multi-Asset - Advisor Class	Jennison Class II	Value Class II	SP International Growth Class II
INVESTMENT INCOME
Dividends from mutual fund investments	$661	$197	$8,376	$-	$1	$-
EXPENSES
Mortality and expense risk	306	107	3,411	5	4	4
Administrative fees (2)	45	15	541	-	-	-
Total Expenses	351	122	3,952	5	4	4
Net Investment Income (Loss)	310	75	4,424	(5)	(3)	(4)
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of mutual fund investments	(77)	(17)	(3,336)	22	14	15
Capital gain distributions from mutual fund investments	-	105	1,081	-	-	-
Realized Gain (Loss) on Investments	(77)	88	(2,255)	22	14	15
CHANGE IN NET UNREALIZED APPRECIATION ON MUTUAL FUND INVESTMENTS	1,676	1,351	15,396	21	15	38
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,909	$1,514	$17,565	$38	$26	$49

	SP Prudential U.S. Emerging Growth Class II	Schwab VIT Balanced (3)	Schwab VIT Balanced with Growth (3)	Schwab VIT Growth (3)
INVESTMENT INCOME
Dividends from mutual fund investments	$-	$-	$-	$-
EXPENSES
Mortality and expense risk (2)	4	1	-	-
Administrative fees (2)	1	1	1	-
Total Expenses	5	2	1	-
Net Investment Income (Loss)	(5)	(2)	(1)	-
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of mutual fund investments	8	-	-	(2)
Capital gain distributions from mutual fund investments	20	-	-	-
Realized Gain (Loss) on Investments	28	-	-	(2)
CHANGE IN NET UNREALIZED APPRECIATION ON MUTUAL FUND INVESTMENTS	15	22	21	9
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$38	$20	$20	$7

(1)	The dividends for the JPMorgan Insurance Trust Intrepid Growth Class I and MFS Investors Growth Stock Series - Service Class Variable Accounts in full dollars were less than $500 and are not shown above due to rounding.
(2)	The mortality and expense risk for the Schwab VIT Balanced with Growth and Schwab VIT Growth Variable Accounts, and administrative fees for the JPMorgan Insurance Trust Mid Cap Value Class 1, JPMorgan Insurance Trust Intrepid Growth Class 1, JPMorgan Insurance Trust Mid Cap Growth Class 1, MFS Investors Growth Stock - Series Service Class, Jennison Class II, Value Class II, SP International Growth Class II and Schwab VIT Growth Variable Accounts in full dollars were less than $500 for the year or period and are not shown above due to rounding.
(3)	Operations commenced during 2012 (See Note 1 in Notes to Financial Statements).

See Notes to Financial Statements

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS

(in thousands)

	Variable Accounts
	Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2012	Year/Period Ended December 31, 2011
	Cash Management		Diversified Bond		Floating Rate Loan
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($4,793)	($6,239)	$1,174	$34,649	$2,403	$46,973
Realized gain (loss) on investments	93	54	(4,896)	97,947	(2,222)	(145,311)
Change in net unrealized appreciation (depreciation) on investments	(97)	(56)	9,125	(71,019)	4,034	110,608
Net Increase (Decrease) in Net Assets Resulting from Operations	(4,797)	(6,241)	5,403	61,577	4,215	12,270
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	51,626	46,794	6,567	47,828	5,966	22,221
Transfers between variable and fixed accounts, net	103,061	271,228	(505)	(2,591,218)	1,581	(866,151)
Contract charges and deductions	(16,156)	(27,653)	(2,057)	(23,260)	(1,660)	(9,325)
Surrenders	(218,393)	(327,651)	(8,212)	(162,456)	(7,744)	(63,941)
Adjustments to net assets allocated to contracts in payout (annuitization) period	5	1	-	1	-	-
Other	(1)	45	5	307	(1)	187
Net Decrease in Net Assets Derived from Contract Owner Transactions	(79,858)	(37,236)	(4,202)	(2,728,798)	(1,858)	(917,009)
NET INCREASE (DECREASE) IN NET ASSETS	(84,655)	(43,477)	1,201	(2,667,221)	2,357	(904,739)
NET ASSETS
Beginning of Year	377,842	421,319	80,311	2,747,532	66,371	971,110
End of Year	$293,187	$377,842	$81,512	$80,311	$68,728	$66,371

	High Yield Bond		Inflation Managed		Inflation Protected (1)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$12,129	$43,224	$3,736	$25,232	($235)	$315
Realized gain (loss) on investments	501	60,131	71,493	462,343	(17)	156
Change in net unrealized appreciation (depreciation) on investments	16,346	(78,101)	(39,148)	(261,572)	1,045	(313)
Net Increase in Net Assets Resulting from Operations	28,976	25,254	36,081	226,003	793	158
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	12,188	23,727	23,293	79,283	2,642	1,626
Transfers between variable and fixed accounts, net	30,742	(741,793)	24,436	(3,662,874)	5,879	14,078
Contract charges and deductions	(4,481)	(10,993)	(11,998)	(40,134)	(498)	(12)
Surrenders	(27,410)	(79,127)	(51,650)	(264,551)	(3,381)	(937)
Adjustments to net assets allocated to contracts in payout (annuitization) period	(1)	2	16	10	-	-
Other	70	92	-	438	(1)	(2)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	11,108	(808,092)	(15,903)	(3,887,828)	4,641	14,753
NET INCREASE (DECREASE) IN NET ASSETS	40,084	(782,838)	20,178	(3,661,825)	5,434	14,911
NET ASSETS
Beginning of Year or Period	214,965	997,803	446,498	4,108,323	14,911	-
End of Year or Period	$255,049	$214,965	$466,676	$446,498	$20,345	$14,911

(1) Operations commenced on May 3, 2011.

See Notes to Financial Statements

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

(in thousands)

	Variable Accounts
	Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2012	Year Ended December 31, 2011	Year/Period Ended December 31, 2012	Year Ended December 31, 2011

	Managed Bond		Short Duration Bond		Emerging Markets Debt (1)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$23,895	$13,629	($794)	($453)	$108
Realized gain (loss) on investments	1,006	396,913	(217)	(2,757)	(2)
Change in net unrealized appreciation (depreciation) on investments	32,411	(299,370)	3,350	5,475	96
Net Increase in Net Assets Resulting from Operations	57,312	111,172	2,339	2,265	202
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	35,759	102,240	25,475	35,950	1,274
Transfers between variable and fixed accounts, net	34,584	(4,342,918)	36,833	(1,227,665)	5,060
Contract charges and deductions	(18,249)	(51,053)	(5,860)	(14,807)	(44)
Surrenders	(71,883)	(338,581)	(34,915)	(102,726)	(118)
Adjustments to net assets allocated to contracts in payout (annuitization) period	10	6	-	1	-
Other	(1)	483	(20)	150	-
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(19,780)	(4,629,823)	21,513	(1,309,097)	6,172
NET INCREASE (DECREASE) IN NET ASSETS	37,532	(4,518,651)	23,852	(1,306,832)	6,374
NET ASSETS
Beginning of Year or Period	640,898	5,159,549	136,560	1,443,392	-
End of Year or Period	$678,430	$640,898	$160,412	$136,560	$6,374

	American Funds Growth		American Funds Growth-Income		Comstock
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($1,846)	($7,260)	($562)	($8,991)	$517	($7,482)
Realized gain (loss) on investments	5,571	2,313	3,858	(49,774)	4,344	56,905
Change in net unrealized appreciation (depreciation) on investments	16,505	(578)	17,397	50,536	8,405	(37,293)
Net Increase (Decrease) in Net Assets Resulting from Operations	20,230	(5,525)	20,693	(8,229)	13,266	12,130
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	7,479	21,356	6,838	25,967	9,198	35,329
Transfers between variable and fixed accounts, net	(5,178)	(690,449)	(715)	(1,047,708)	6,362	(1,863,554)
Contract charges and deductions	(3,333)	(6,794)	(3,329)	(9,995)	(1,857)	(15,039)
Surrenders	(14,339)	(54,116)	(15,460)	(74,697)	(8,823)	(114,341)
Adjustments to net assets allocated to contracts in payout (annuitization) period	-	-	-	-	-	-
Other	8	69	10	123	13	215
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(15,363)	(729,934)	(12,656)	(1,106,310)	4,893	(1,957,390)
NET INCREASE (DECREASE) IN NET ASSETS	4,867	(735,459)	8,037	(1,114,539)	18,159	(1,945,260)
NET ASSETS
Beginning of Year	135,059	870,518	139,102	1,253,641	78,081	2,023,341
End of Year	$139,926	$135,059	$147,139	$139,102	$96,240	$78,081

(1) Operations commenced during 2012 (See Note 1 in Notes to Financial Statements).

See Notes to Financial Statements

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

(in thousands)

	Variable Accounts
	Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2012	Year Ended December 31, 2011

	Dividend Growth		Equity Index		Focused 30
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$247	($4,103)	$2,056	($9,210)	($1,154)	($1,187)
Realized gain on investments	2,780	61,695	1,893	524,594	7,850	9,139
Change in net unrealized appreciation (depreciation) on investments	11,173	(35,551)	25,423	(496,139)	6,949	(16,578)
Net Increase (Decrease) in Net Assets Resulting from Operations	14,200	22,041	29,372	19,245	13,645	(8,626)
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	13,121	21,412	14,866	32,486	3,523	3,081
Transfers between variable and fixed accounts, net	(1,253)	(835,423)	7,775	(1,593,024)	7,867	(8,739)
Contract charges and deductions	(2,586)	(7,709)	(5,161)	(15,892)	(1,129)	(1,271)
Surrenders	(10,816)	(59,171)	(22,699)	(112,315)	(8,607)	(12,027)
Adjustments to net assets allocated to contracts in payout (annuitization) period	-	-	1	1	-	-
Other	(1)	86	(7)	178	-	3
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(1,535)	(880,805)	(5,225)	(1,688,566)	1,654	(18,953)
NET INCREASE (DECREASE) IN NET ASSETS	12,665	(858,764)	24,147	(1,669,321)	15,299	(27,579)
NET ASSETS
Beginning of Year	110,860	969,624	210,703	1,880,024	63,410	90,989
End of Year	$123,525	$110,860	$234,850	$210,703	$78,709	$63,410

	Growth LT		Large-Cap Growth		Large-Cap Value
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($1,181)	($8,741)	($1,485)	($10,248)	$713	($7,863)
Realized gain on investments	66,841	148,861	15,303	242,045	7,871	418,621
Change in net unrealized appreciation (depreciation) on investments	(37,317)	(170,074)	(328)	(205,571)	17,182	(301,108)
Net Increase (Decrease) in Net Assets Derived from from Operations	28,343	(29,954)	13,490	26,226	25,766	109,650
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	2,216	19,677	3,160	21,104	5,544	47,377
Transfers between variable and fixed accounts, net	(3,093)	(994,314)	9,243	(1,151,301)	(4,809)	(2,569,131)
Contract charges and deductions	(4,936)	(12,732)	(2,067)	(10,881)	(3,833)	(23,341)
Surrenders	(18,971)	(76,722)	(10,598)	(76,625)	(21,957)	(170,115)
Adjustments to net assets allocated to contracts in payout (annuitization) period	2	2	-	-	1	1
Other	3	96	20	132	30	263
Net Decrease in Net Assets Derived from Contract Owner Transactions	(24,779)	(1,063,993)	(242)	(1,217,571)	(25,024)	(2,714,946)
NET INCREASE (DECREASE) IN NET ASSETS	3,564	(1,093,947)	13,248	(1,191,345)	742	(2,605,296)
NET ASSETS
Beginning of Year	179,017	1,272,964	83,920	1,275,265	185,630	2,790,926
End of Year	$182,581	$179,017	$97,168	$83,920	$186,372	$185,630

See Notes to Financial Statements

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

(in thousands)

	Variable Accounts
	Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2012	Year Ended December 31, 2011

	Long/Short Large-Cap		Main Street Core		Mid-Cap Equity
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment loss	($79)	($9,567)	($1,303)	($7,176)	($1,606)	($12,854)
Realized gain on investments	2,016	157,216	15,783	68,343	41,853	335,169
Change in net unrealized appreciation (depreciation) on investments	374	(138,342)	21,780	(80,474)	(29,857)	(331,150)
Net Increase (Decrease) in Net Assets Resulting from Operations	2,311	9,307	36,260	(19,307)	10,390	(8,835)
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	1,185	25,043	5,048	19,413	4,327	28,247
Transfers between variable and fixed accounts, net	2,708	(1,415,018)	(720)	(807,234)	(4,210)	(1,473,566)
Contract charges and deductions	(188)	(10,756)	(8,395)	(13,646)	(4,417)	(14,489)
Surrenders	(1,380)	(79,922)	(26,185)	(73,780)	(22,095)	(107,861)
Adjustments to net assets allocated to contracts in payout (annuitization) period	-	-	5	3	1	1
Other	(4)	175	12	78	3	140
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	2,321	(1,480,478)	(30,235)	(875,166)	(26,391)	(1,567,528)
NET INCREASE (DECREASE) IN NET ASSETS	4,632	(1,471,171)	6,025	(894,473)	(16,001)	(1,576,363)
NET ASSETS
Beginning of Year	13,671	1,484,842	245,705	1,140,178	187,048	1,763,411
End of Year	$18,303	$13,671	$251,730	$245,705	$171,047	$187,048

	Mid-Cap Growth		Mid-Cap Value		Small-Cap Equity
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($1,591)	($10,131)	($78)	$20,941	$16	($6,051)
Realized gain on investments	36,945	412,790	1,948	340,974	1,375	123,349
Change in net unrealized appreciation (depreciation) on investments	(28,256)	(365,119)	1,768	(342,547)	1,894	(127,616)
Net Increase (Decrease) in Net Assets Resulting from Operations	7,098	37,540	3,638	19,368	3,285	(10,318)
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	7,671	21,804	3,074	21,166	1,810	16,589
Transfers between variable and fixed accounts, net	(12,469)	(996,654)	4,777	(1,033,679)	491	(930,606)
Contract charges and deductions	(2,597)	(9,278)	(791)	(7,865)	(418)	(5,958)
Surrenders	(16,163)	(75,996)	(2,469)	(58,794)	(2,668)	(50,836)
Adjustments to net assets allocated to contracts in payout (annuitization) period	-	-	-	-	-	-
Other	(11)	124	(2)	123	(2)	111
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(23,569)	(1,060,000)	4,589	(1,079,049)	(787)	(970,700)
NET INCREASE (DECREASE) IN NET ASSETS	(16,471)	(1,022,460)	8,227	(1,059,681)	2,498	(981,018)
NET ASSETS
Beginning of Year	143,891	1,166,351	27,076	1,086,757	23,999	1,005,017
End of Year	$127,420	$143,891	$35,303	$27,076	$26,497	$23,999

See Notes to Financial Statements

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

(in thousands)

	Variable Accounts
	Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2012	Year Ended December 31, 2011

	Small-Cap Growth		Small-Cap Index		Small-Cap Value
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($947)	($4,960)	($686)	($1,866)	$369	($2,142)
Realized gain on investments	11,266	146,613	6,016	20,075	11,194	145,860
Change in net unrealized appreciation (depreciation) on investments	(3,216)	(129,421)	13,393	(26,569)	(3,606)	(129,606)
Net Increase (Decrease) in Net Assets Resulting from Operations	7,103	12,232	18,723	(8,360)	7,957	14,112
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	4,897	11,486	4,791	6,653	3,871	12,275
Transfers between variable and fixed accounts, net	(3,023)	(495,248)	3,427	(65,890)	(10,872)	(402,387)
Contract charges and deductions	(1,744)	(4,204)	(2,565)	(3,180)	(1,478)	(3,993)
Surrenders	(7,547)	(33,780)	(15,458)	(21,556)	(8,336)	(34,586)
Adjustments to net assets allocated to contracts in payout (annuitization) period	1	-	1	1	-	-
Other	4	60	-	(6)	4	53
Net Decrease in Net Assets Derived from Contract Owner Transactions	(7,412)	(521,686)	(9,804)	(83,978)	(16,811)	(428,638)
NET INCREASE (DECREASE) IN NET ASSETS	(309)	(509,454)	8,919	(92,338)	(8,854)	(414,526)
NET ASSETS
Beginning of Year	66,409	575,863	135,707	228,045	92,539	507,065
End of Year	$66,100	$66,409	$144,626	$135,707	$83,685	$92,539

	Health Sciences		Real Estate		Technology
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment loss	($1,707)	($1,319)	($510)	($4,917)	($916)	($1,018)
Realized gain on investments	6,320	4,284	9,017	104,008	4,940	10,736
Change in net unrealized appreciation (depreciation) on investments	17,730	4,319	10,321	(71,864)	(1,214)	(14,186)
Net Increase (Decrease) in Net Assets Resulting from Operations	22,343	7,284	18,828	27,227	2,810	(4,468)
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	5,913	5,683	6,688	13,449	2,606	3,700
Transfers between variable and fixed accounts, net	3,706	13,956	3,452	(363,195)	(1,793)	(2,850)
Contract charges and deductions	(1,428)	(1,243)	(2,423)	(4,186)	(2,007)	(813)
Surrenders	(10,995)	(11,168)	(14,955)	(37,189)	(6,344)	(8,933)
Adjustments to net assets allocated to contracts in payout (annuitization) period	-	-	5	4	-	-
Other	(3)	(2)	1	27	(2)	(2)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(2,807)	7,226	(7,232)	(391,090)	(7,540)	(8,898)
NET INCREASE (DECREASE) IN NET ASSETS	19,536	14,510	11,596	(363,863)	(4,730)	(13,366)
NET ASSETS
Beginning of Year	92,746	78,236	136,475	500,338	54,737	68,103
End of Year	$112,282	$92,746	$148,071	$136,475	$50,007	$54,737

See Notes to Financial Statements

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

(in thousands)

	Variable Accounts
	Year Ended December 31, 2012	Year Ended December 31, 2011	Year/Period Ended December 31, 2012	Year Ended December 31, 2011	Year/Period Ended December 31, 2012	Year Ended December 31, 2011

	Emerging Markets		International Large-Cap		International Small-Cap
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($1,598)	($187)	$239	($163)	$337	$13,155
Realized gain (loss) on investments	22,900	446,642	1,631	231,932	(56)	33,088
Change in net unrealized appreciation (depreciation) on investments	15,267	(560,721)	33,466	(226,961)	4,139	(36,953)
Net Increase (Decrease) in Net Assets Resulting from Operations	36,569	(114,266)	35,336	4,808	4,420	9,290
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	9,100	30,854	12,812	38,861	1,441	15,710
Transfers between variable and fixed accounts, net	8,793	(1,150,369)	10,379	(1,884,269)	3,033	(863,919)
Contract charges and deductions	(3,913)	(10,788)	(3,117)	(16,724)	(559)	(6,218)
Surrenders	(21,326)	(88,682)	(20,054)	(129,037)	(2,909)	(48,204)
Adjustments to net assets allocated to contracts in payout (annuitization) period	1	1	1	1	-	-
Other	154	(24)	47	170	1	98
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(7,191)	(1,219,008)	68	(1,990,998)	1,007	(902,533)
NET INCREASE (DECREASE) IN NET ASSETS	29,378	(1,333,274)	35,404	(1,986,190)	5,427	(893,243)
NET ASSETS
Beginning of Year	190,066	1,523,340	174,918	2,161,108	25,521	918,764
End of Year	$219,444	$190,066	$210,322	$174,918	$30,948	$25,521

	International Value		Currency Strategies (1)		Global Absolute Return (1)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$2,553	$16,542	($1)		($1)
Realized gain (loss) on investments	425	133,771	(2)		(2)
Change in net unrealized appreciation (depreciation) on investments	16,462	(173,079)	-		5
Net Increase (Decrease) in Net Assets Resulting from Operations	19,440	(22,766)	(3)		2
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	4,792	26,807	88		293
Transfers between variable and fixed accounts, net	722	(1,166,257)	134		625
Contract charges and deductions	(2,797)	(11,745)	-		-
Surrenders	(12,805)	(83,948)	-		(5)
Adjustments to net assets allocated to contracts in payout (annuitization) period	3	1	-		-
Other	35	103	-		(1)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(10,050)	(1,235,039)	222		912
NET INCREASE (DECREASE) IN NET ASSETS	9,390	(1,257,805)	219		914
NET ASSETS
Beginning of Year or Period	131,003	1,388,808	-		-
End of Year or Period	$140,393	$131,003	$219		$914

(1) Operations commenced during 2012 (See Note 1 in Notes to Financial Statements).

See Notes to Financial Statements

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

(in thousands)

	Variable Accounts
	Year/Period Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2012	Year/Period Ended December 31, 2011
	Precious Metals (1)		American Funds Asset Allocation		Pacific Dynamix - Conservative Growth
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($4)		$3,080	$4,422	$697	$1,642
Realized gain (loss) on investments	(15)		4,559	1,309	5,424	6,942
Change in net unrealized appreciation (depreciation) on investments	(165)		39,115	(7,983)	6,203	(5,496)
Net Increase (Decrease) in Net Assets Resulting from Operations	(184)		46,754	(2,252)	12,324	3,088
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	324		139,667	51,279	53,660	26,386
Transfers between variable and fixed accounts, net	2,169		119,733	20,828	46,322	(10,540)
Contract charges and deductions	-		(5,641)	(2,427)	(2,581)	(829)
Surrenders	(13)		(24,105)	(20,324)	(12,069)	(9,543)
Adjustments to net assets allocated to contracts in payout (annuitization) period	-		-	-	-	-
Other	-		(16)	5	(9)	(3)
Net Increase in Net Assets Derived from Contract Owner Transactions	2,480		229,638	49,361	85,323	5,471
NET INCREASE IN NET ASSETS	2,296		276,392	47,109	97,647	8,559
NET ASSETS
Beginning of Year or Period	-		264,410	217,301	127,014	118,455
End of Year or Period	$2,296		$540,802	$264,410	$224,661	$127,014

	Pacific Dynamix - Moderate Growth		Pacific Dynamix - Growth		Portfolio Optimization Conservative (2)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$2,586	$3,290	$207	$988	$33,562	$3,756
Realized gain (loss) on investments	5,979	3,283	7,030	1,463	14,876	(4,328)
Change in net unrealized appreciation (depreciation) on investments	29,821	(9,671)	15,874	(8,080)	219,465	2,338
Net Increase (Decrease) in Net Assets Resulting from Operations	38,386	(3,098)	23,111	(5,629)	267,903	1,766
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	205,448	89,580	40,258	54,573	132,892	68,935
Transfers between variable and fixed accounts, net	102,837	54,313	23,135	34,985	291,548	3,587,691
Contract charges and deductions	(5,484)	(2,872)	(2,722)	(992)	(79,071)	(35,559)
Surrenders	(19,293)	(9,952)	(9,811)	(7,871)	(422,685)	(261,830)
Adjustments to net assets allocated to contracts in payout (annuitization) period	-	-	-	-	7	(1)
Other	(15)	(21)	(7)	(11)	(55)	(436)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	283,493	131,048	50,853	80,684	(77,364)	3,358,800
NET INCREASE IN NET ASSETS	321,879	127,950	73,964	75,055	190,539	3,360,566
NET ASSETS
Beginning of Year or Period	270,584	142,634	167,498	92,443	3,360,566	-
End of Year or Period	$592,463	$270,584	$241,462	$167,498	$3,551,105	$3,360,566
(1) Operations commenced during 2012 (See Note 1 in Notes to Financial Statements).

(2) Operations commenced on May 2, 2011.

See Notes to Financial Statements

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

(in thousands)

	Variable Accounts
	Year Ended December 31, 2012	Period Ended December 31, 2011	Year Ended December 31, 2012	Year/Period Ended December 31, 2011	Year Ended December 31, 2012	Year/Period Ended December 31, 2011

	Portfolio Optimization Moderate-Conservative (1)		Portfolio Optimization Moderate (1)		Portfolio Optimization Growth (1)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$32,222	($626)	$70,020	($13,714)	$17,750	($30,414)
Realized gain (loss) on investments	4,702	(8,180)	50,335	(40,312)	61,448	(36,906)
Change in net unrealized appreciation (depreciation) on investments	335,684	(53,390)	1,363,399	(384,014)	1,307,633	(493,873)
Net Increase (Decrease) in Net Assets Resulting from Operations	372,608	(62,196)	1,483,754	(438,040)	1,386,831	(561,193)
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	188,806	79,286	519,892	268,347	196,340	184,748
Transfers between variable and fixed accounts, net	262,670	4,010,488	266,600	14,382,352	(412,038)	12,648,766
Contract charges and deductions	(85,434)	(37,579)	(250,713)	(114,195)	(166,394)	(84,111)
Surrenders	(402,733)	(219,840)	(1,335,048)	(696,961)	(979,543)	(486,334)
Adjustments to net assets allocated to contracts in payout (annuitization) period	5	(66)	7	2	3	2
Other	(168)	(488)	(320)	(1,673)	(128)	(1,469)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(36,854)	3,831,801	(799,582)	13,837,872	(1,361,760)	12,261,602
NET INCREASE IN NET ASSETS	335,754	3,769,605	684,172	13,399,832	25,071	11,700,409
NET ASSETS
Beginning of Year or Period	3,769,605	-	13,399,832	-	11,700,409	-
End of Year or Period	$4,105,359	$3,769,605	$14,084,004	$13,399,832	$11,725,480	$11,700,409

	Portfolio Optimization Aggressive-Growth (2)		Invesco V.I. Balanced-Risk Allocation Series II		AllianceBernstein VPS Balanced Wealth Strategy Class B
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($4,141)	($8,582)	($2,075)	($1,478)	$632	$1,043
Realized gain (loss) on investments	11,150	(14,149)	955	11,484	207	(529)
Change in net unrealized appreciation (depreciation) on investments	299,462	(144,081)	27,276	(654)	14,086	(6,504)
Net Increase (Decrease) in Net Assets Resulting from Operations	306,471	(166,812)	26,156	9,352	14,925	(5,990)
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	30,338	14,928	71,424	11,573	4,452	9,925
Transfers between variable and fixed accounts, net	(137,621)	2,673,972	153,843	141,518	6,539	(3,496)
Contract charges and deductions	(28,398)	(18,868)	(3,888)	(1,170)	(2,689)	(2,112)
Surrenders	(206,617)	(111,534)	(31,429)	(10,204)	(9,746)	(9,603)
Adjustments to net assets allocated to contracts in payout (annuitization) period	-	-	-	-	-	-
Other	(32)	(343)	(10)	(17)	1	-
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(342,330)	2,558,155	189,940	141,700	(1,443)	(5,286)
NET INCREASE (DECREASE) IN NET ASSETS	(35,859)	2,391,343	216,096	151,052	13,482	(11,276)
NET ASSETS
Beginning of Year or Period	2,391,343	-	222,105	71,053	126,425	137,701
End of Year or Period	$2,355,484	$2,391,343	$438,201	$222,105	$139,907	$126,425

(1)	Operations commenced on May 2, 2011.
(2)	Operations commenced on May 3, 2011.

See Notes to Financial Statements

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

(in thousands)

	Variable Accounts
	Year/Period Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2012	Year Ended December 31, 2011	Year/Period Ended December 31, 2012	Year Ended December 31, 2011

	BlackRock Capital Appreciation		BlackRock Global Allocation		Fidelity VIP FundsManager
	V.I. Class III		V.I. Class III		60% Service Class 2 (1)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$38	($6)	$707	$13,809	$149
Realized gain on investments	236	94	2,365	35,176	61
Change in net unrealized appreciation (depreciation) on investments	646	(304)	134,569	(137,825)	297
Net Increase (Decrease) in Net Assets Resulting from Operations	920	(216)	137,641	(88,840)	507
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	10,382	2,134	221,203	160,018	10,700
Transfers between variable and fixed accounts, net	6,708	2,126	8,531	67,012	8,495
Contract charges and deductions	(149)	(31)	(28,700)	(22,455)	(39)
Surrenders	(306)	(52)	(120,940)	(116,399)	(216)
Adjustments to net assets allocated to contracts in payout (annuitization) period	-	-	-	-	-
Other	1	-	(18)	(15)	(1)
Net Increase in Net Assets Derived from Contract Owner Transactions	16,636	4,177	80,076	88,161	18,939
NET INCREASE (DECREASE) IN NET ASSETS	17,556	3,961	217,717	(679)	19,446
NET ASSETS
Beginning of Year or Period	4,427	466	1,630,844	1,631,523	-
End of Year or Period	$21,983	$4,427	$1,848,561	$1,630,844	$19,446

	First Trust/Dow Jones		Franklin Templeton VIP Founding		Franklin Templeton VIP Founding
	Dividend & Income Allocation (1)		Funds Allocation Class 2		Funds Allocation Class 4
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$230		$40	($10)	$3,425	($3,825)
Realized gain (loss) on investments	(9)		(9)	(11)	860	(624)
Change in net unrealized appreciation (depreciation) on investments	125		330	(18)	30,136	(3,709)
Net Increase (Decrease) in Net Assets Resulting from Operations	346		361	(39)	34,421	(8,158)
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	15,271		482	771	10,446	22,497
Transfers between variable and fixed accounts, net	15,100		925	717	3,751	10,001
Contract charges and deductions	(74)		(16)	(8)	(4,788)	(3,786)
Surrenders	(234)		(82)	(14)	(20,099)	(20,236)
Adjustments to net assets allocated to contracts in payout (annuitization) period	-		-	-	-	-
Other	(4)		(1)	-	(2)	(3)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	30,059		1,308	1,466	(10,692)	8,473
NET INCREASE IN NET ASSETS	30,405		1,669	1,427	23,729	315
NET ASSETS
Beginning of Year or Period	-		1,920	493	258,095	257,780
End of Year or Period	$30,405		$3,589	$1,920	$281,824	$258,095

(1)	Operations commenced during 2012 (See Note 1 in Notes to Financial Statements).

See Notes to Financial Statements

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

(in thousands)

	Variable Accounts
	Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2012	Year Ended December 31, 2011

	Mutual Global Discovery		Templeton Global Bond		GE Investments Total
	Securities Class 2		Securities Class 2		Return Class 3
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income	$317	$42	$81	$7	$822	$881
Realized gain (loss) on investments	863	83	(11)	-	(546)	(1,212)
Change in net unrealized appreciation (depreciation) on investments	435	(235)	146	(33)	26,768	(9,363)
Net Increase (Depreciation) in Net Assets Resulting from Operations	1,615	(110)	216	(26)	27,044	(9,694)
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	9,547	3,618	582	279	75,298	52,013
Transfers between variable and fixed accounts, net	8,026	3,583	1,022	545	44,870	36,453
Contract charges and deductions	(282)	(40)	(89)	(1)	(4,666)	(2,060)
Surrenders	(429)	(82)	(24)	(4)	(14,248)	(9,160)
Adjustments to net assets allocated to contracts in payout (annuitization) period	-	-	-	-	-	-
Other	1	1	-	1	(8)	13
Net Increase in Net Assets Derived from Contract Owner Transactions	16,863	7,080	1,491	820	101,246	77,259
NET INCREASE IN NET ASSETS	18,478	6,970	1,707	794	128,290	67,565
NET ASSETS
Beginning of Year	7,625	655	831	37	219,083	151,518
End of Year	$26,103	$7,625	$2,538	$831	$347,373	$219,083

	JPMorgan Insurance Trust		JPMorgan Insurance Trust		JPMorgan Insurance Trust
	Core Bond Class 1		Equity Index Class 1		U.S. Equity Class 1
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income	$23	$31	$2	$2	$-	$174
Realized gain (loss) on investments	19	21	4	2	15	(1,719)
Change in net unrealized appreciation (depreciation) on investments	(16)	(9)	25	(2)	(5)	1,414
Net Increase (Decrease) in Net Assets Resulting from Operations	26	43	31	2	10	(131)
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	-	5	-	-	13	63
Transfers between variable and fixed accounts, net	(2)	23	-	149	-	(36,219)
Contract charges and deductions	(3)	(212)	(15)	(1)	(14)	(330)
Surrenders	(270)	(106)	(15)	(166)	(38)	(3,264)
Adjustments to net assets allocated to contracts in payout (annuitization) period	-	-	-	-	-	-
Other	3	2	1	-	-	5
Net Decrease in Net Assets Derived from Contract Owner Transactions	(272)	(288)	(29)	(18)	(39)	(39,745)
NET INCREASE (DECREASE) IN NET ASSETS	(246)	(245)	2	(16)	(29)	(39,876)
NET ASSETS
Beginning of Year	813	1,058	231	247	75	39,951
End of Year	$567	$813	$233	$231	$46	$75

See Notes to Financial Statements

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

(in thousands)

	Variable Accounts
	Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2012	Year Ended December 31, 2011

	JPMorgan Insurance Trust		JPMorgan Insurance Trust		JPMorgan Insurance Trust
	Mid Cap Value Class 1		Intrepid Growth Class 1		Mid Cap Growth Class 1
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$-	$-	($1)	$-	($1)	($2)
Realized gain (loss) on investments	(4)	(28)	5	15	1	-
Change in net unrealized appreciation (depreciation) on investments	16	27	5	(13)	11	(6)
Net Increase (Depreciation) in Net Assets Resulting from Operations	12	(1)	9	2	11	(8)
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	-	-	-	-	-	-
Transfers between variable and fixed accounts, net	-	(3)	(2)	-	-	-
Contract charges and deductions	-	(8)	-	(41)	-	(10)
Surrenders	(13)	(59)	(11)	(20)	(35)	(21)
Adjustments to net assets allocated to contracts in payout (annuitization) period	-	-	-	-	-	-
Other	3	-	1	-	-	(1)
Net Decrease in Net Assets Derived from Contract Owner Transactions	(10)	(70)	(12)	(61)	(35)	(32)
NET INCREASE (DECREASE) IN NET ASSETS	2	(71)	(3)	(59)	(24)	(40)
NET ASSETS
Beginning of Year	93	164	76	135	96	136
End of Year	$95	$93	$73	$76	$72	$96

	Lord Abbett International		Lord Abbett Total		MFS Investors Growth Stock
	Core Equity Class VC		Return Class VC		Series - Service Class
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$75	$13	$597	$195	($2)	($1)
Realized gain (loss) on investments	(55)	(3)	292	164	21	(12)
Change in net unrealized appreciation (depreciation) on investments	874	(294)	461	66	26	(2)
Net Increase (Decrease) in Net Assets Resulting from Operations	894	(284)	1,350	425	45	(15)
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	3,339	1,570	20,337	5,590	77	91
Transfers between variable and fixed accounts, net	2,809	1,549	16,433	5,829	(69)	316
Contract charges and deductions	(112)	(21)	(491)	(67)	(9)	-
Surrenders	(183)	(37)	(851)	(162)	(2)	(1)
Adjustments to net assets allocated to contracts in payout (annuitization) period	-	-	-	-	-	-
Other	-	(1)	(1)	(1)	1	1
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	5,853	3,060	35,427	11,189	(2)	407
NET INCREASE IN NET ASSETS	6,747	2,776	36,777	11,614	43	392
NET ASSETS
Beginning of Year	3,141	365	12,771	1,157	393	1
End of Year	$9,888	$3,141	$49,548	$12,771	$436	$393

See Notes to Financial Statements

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

(in thousands)

	Variable Accounts
	Year Ended December 31, 2012	Year/Period Ended December 31, 2011	Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2012	Year Ended December 31, 2011

	MFS Total Return Series - Service Class (1)		MFS Value Series - Service Class		PIMCO Global Multi-Asset - Advisor Class
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$310	$55	$75	$17	$4,424	$404
Realized gain (loss) on investments	(77)	(39)	88	10	(2,255)	925
Change in net unrealized appreciation (depreciation) on investments	1,676	153	1,351	(10)	15,396	(13,102)
Net Increase (Decrease) in Net Assets Resulting from Operations	1,909	169	1,514	17	17,565	(11,773)
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	18,225	4,340	5,820	3,181	37,012	24,314
Transfers between variable and fixed accounts, net	20,778	7,377	5,606	3,274	(207)	159,052
Contract charges and deductions	(345)	(24)	(260)	(39)	(3,819)	(1,964)
Surrenders	(1,303)	(332)	(390)	(79)	(15,415)	(14,423)
Adjustments to net assets allocated to contracts in payout (annuitization) period	-	-	-	-	-	-
Other	(4)	(7)	1	(1)	(5)	(9)
Net Increase in Net Assets Derived from Contract Owner Transactions	37,351	11,354	10,777	6,336	17,566	166,970
NET INCREASE IN NET ASSETS	39,260	11,523	12,291	6,353	35,131	155,197
NET ASSETS
Beginning of Year or Period	11,523	-	6,980	627	240,652	85,455
End of Year or Period	$50,783	$11,523	$19,271	$6,980	$275,783	$240,652

	Jennison Class II		Value Class II		SP International Growth Class II
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment loss	($5)	($5)	($3)	($3)	($4)	($4)
Realized gain on investments	22	28	14	11	15	7
Change in net unrealized appreciation (depreciation) on investments	21	(26)	15	(33)	38	(66)
Net Increase (Decrease) in Net Assets Resulting from Operations	38	(3)	26	(25)	49	(63)
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	6	-	-	-	-	-
Transfers between variable and fixed accounts, net	-	(11)	-	-	-	-
Contract charges and deductions	(6)	-	(8)	(52)	(7)	(36)
Surrenders	(35)	(41)	(57)	(37)	(57)	(32)
Adjustments to net assets allocated to contracts in payout (annuitization) period	-	-	-	-	-	-
Other	(1)	-	1	(1)	-	-
Net Decrease in Net Assets Derived from Contract Owner Transactions	(36)	(52)	(64)	(90)	(64)	(68)
NET INCREASE (DECREASE) IN NET ASSETS	2	(55)	(38)	(115)	(15)	(131)
NET ASSETS
Beginning of Year	276	331	229	344	268	399
End of Year	$278	$276	$191	$229	$253	$268

(1) Operations commenced on May 2, 2011.

See Notes to Financial Statements

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

(in thousands)

	Variable Accounts
	Year/Period Ended December 31, 2012	Year Ended December 31, 2011	Period Ended December 31, 2012	Period Ended December 31, 2012

	SP Prudential U.S. Emerging Growth Class II		Schwab VIT Balanced (1)	Schwab VIT Balanced with Growth (1)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($5)	($4)	($2)	($1)
Realized gain (loss) on investments	28	3	-	-
Change in net unrealized appreciation on investments	15	1	22	21
Net Increase (Decrease) in Net Assets Resulting from Operations	38	-	20	20
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	6	-	1,991	937
Transfers between variable and fixed accounts, net	-	-	-	429
Contract charges and deductions	-	-	(1)	-
Surrenders	(35)	(5)	(4)	(4)
Adjustments to net assets allocated to contracts in payout (annuitization) period	-	-	-	-
Other	1	-	-	-
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(28)	(5)	1,986	1,362
NET INCREASE (DECREASE) IN NET ASSETS	10	(5)	2,006	1,382
NET ASSETS
Beginning of Year or Period	272	277	-	-
End of Year or Period	$282	$272	$2,006	$1,382

	Schwab VIT Growth (1)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$-
Realized loss on investments	(2)
Change in net unrealized appreciation on investments	9
Net Increase in Net Assets Resulting from Operations	7
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	174
Transfers between variable and fixed accounts, net	143
Contract charges and deductions	-
Surrenders	(2)
Adjustments to net assets allocated to contracts in payout (annuitization) period	-
Other	1
Net Increase in Net Assets Derived from Contract Owner Transactions	316
NET INCREASE IN NET ASSETS	323
NET ASSETS
Beginning of Period	-
End of Period	$323

(1) Operations commenced during 2012 (See Note 1 in Notes to Financial Statements).

See Notes to Financial Statements

SEPARATE ACCOUNT A

FINANCIAL HIGHLIGHTS

A summary of units outstanding, net assets, accumulation unit values (“AUV”), expense ratios, investment income ratios, and total returns for each year or period ended December 31 are presented in the table below.

	At the End of Each Year or Period
Variable Accounts For Each Year or Period Ended	Units Outstanding (in 000’s) (1)	Net Assets (in 000’s) (1)	AUV (2)		Expense Ratio (3)		Investment Income Ratio (4)	Total Return (5)
			Lowest	Highest	Lowest	Highest		Lowest	Highest
Cash Management
2012 (6)	26,071	$293,187	$9.26	$12.71	0.40%	2.00%	0.00%	(1.99%)	(0.40%)
2011	33,094	377,842	9.45	12.88	0.40%	2.00%	0.00%	(1.98%)	(0.40%)
2010	36,209	421,319	9.63	13.06	0.40%	2.00%	0.01%	(2.03%)	(0.45%)
2009	49,269	584,026	9.83	13.25	0.40%	2.00%	0.23%	(1.81%)	(0.23%)
2008	84,229	1,014,314	10.00	13.41	0.40%	2.00%	2.26%	0.33%	1.95%
Diversified Bond
2012	6,534	$81,512	$10.68	$13.54	0.40%	2.00%	2.92%	6.22%	7.93%
2011	6,848	80,311	10.03	12.55	0.40%	2.00%	4.08%	3.85%	5.52%
2010	244,751	2,747,532	10.58	11.89	0.40%	2.00%	3.17%	5.91%	7.61%
2009	182,769	1,929,492	10.25	11.05	0.40%	2.00%	3.58%	11.88%	13.68%
2008	186,111	1,750,068	9.10	9.72	0.40%	2.00%	3.91%	(9.63%)	(8.17%)
Floating Rate Loan
2012	7,278	$68,728	$9.15	$11.46	0.40%	2.00%	5.08%	5.95%	7.67%
2011	7,503	66,371	8.64	10.32	0.40%	2.00%	10.89%	0.48%	2.10%
2010	110,822	971,110	8.60	10.50	0.40%	2.00%	4.76%	5.15%	6.85%
2009	107,641	892,571	8.18	9.13	0.40%	2.00%	4.77%	21.85%	23.81%
2008	91,039	616,200	6.71	7.42	0.40%	2.00%	7.16%	(30.68%)	(29.56%)
High Yield Bond
2012	13,865	$255,049	$11.05	$21.48	0.40%	2.00%	6.62%	13.01%	14.84%
2011	13,036	214,965	9.71	18.90	0.40%	2.00%	8.81%	1.37%	3.00%
2010	62,501	997,803	11.12	18.53	0.40%	2.00%	7.74%	12.26%	14.07%
2009	66,629	953,674	10.46	16.41	0.40%	2.00%	8.52%	37.11%	39.31%
2008	50,328	535,188	7.62	11.89	0.40%	2.00%	8.49%	(23.74%)	(22.51%)
Inflation Managed
2012	22,935	$466,676	$10.81	$25.08	0.40%	2.00%	2.33%	7.69%	9.43%
2011	23,093	446,498	10.02	23.15	0.40%	2.00%	2.65%	9.64%	11.41%
2010	239,677	4,108,323	10.59	20.99	0.40%	2.00%	2.01%	6.62%	8.34%
2009	238,792	3,872,342	10.15	19.57	0.40%	2.00%	3.99%	18.41%	20.32%
2008	258,506	3,600,601	8.51	16.43	0.40%	2.00%	2.78%	(11.14%)	(9.70%)
Inflation Protected
2012	1,832	$20,345	$10.39	$11.33	0.40%	2.00%	0.47%	3.42%	5.09%
05/03/2011 - 12/31/2011	1,394	14,911	10.08	10.78	0.40%	2.00%	8.05%	6.85%	6.85%
Managed Bond
2012	33,366	$678,430	$10.85	$25.01	0.40%	2.00%	5.09%	8.52%	10.28%
2011	33,235	640,898	9.97	22.91	0.40%	2.00%	2.00%	1.79%	3.43%
2010	283,102	5,159,549	10.64	22.37	0.40%	2.00%	3.69%	6.80%	8.53%
2009	231,242	3,983,944	11.16	20.82	0.40%	2.00%	6.62%	18.61%	20.53%
2008	242,658	3,588,555	9.41	17.45	0.40%	2.00%	4.42%	(3.65%)	(2.10%)
Short Duration Bond
2012	14,985	$160,412	$10.07	$12.07	0.40%	2.00%	0.85%	1.14%	2.78%
2011	12,870	136,560	9.93	11.75	0.40%	2.00%	1.46%	(1.12%)	0.47%
2010	135,177	1,443,392	10.15	11.69	0.40%	2.00%	1.53%	1.36%	2.99%
2009	124,976	1,310,907	10.02	11.35	0.40%	2.00%	2.90%	6.51%	8.22%
2008	148,056	1,452,952	9.34	10.49	0.40%	2.00%	3.83%	(6.97%)	(5.47%)
Emerging Markets Debt (7)
05/03/2012 - 12/31/2012	582	$6,374	$10.91	$11.03	0.40%	2.00%	9.39%	9.11%	9.11%
American Funds Growth
2012	11,133	$139,926	$9.75	$14.64	0.40%	2.00%	0.17%	15.12%	16.98%
2011	12,321	135,059	8.47	12.52	0.40%	2.00%	0.06%	(6.54%)	(5.04%)
2010 (6)	73,533	870,518	9.05	13.18	0.40%	2.00%	0.00%	15.92%	17.79%
2009	79,831	816,556	7.81	11.19	0.40%	2.00%	0.10%	36.12%	38.31%
2008	141,837	1,070,747	5.73	8.09	0.40%	2.00%	0.62%	(45.30%)	(44.41%)
American Funds Growth-Income
2012	12,699	$147,139	$9.70	$13.16	0.40%	2.00%	1.10%	14.74%	16.60%
2011	13,767	139,102	8.43	11.29	0.40%	2.00%	0.21%	(4.17%)	(2.63%)
2010 (6)	119,157	1,253,641	8.74	11.59	0.40%	2.00%	0.00%	8.83%	10.58%
2009	140,391	1,356,955	7.98	10.48	0.40%	2.00%	1.24%	28.15%	30.22%
2008	138,531	1,046,806	6.19	8.05	0.40%	2.00%	1.32%	(39.31%)	(38.33%)
Comstock
2012	8,421	$96,240	$9.55	$13.54	0.40%	2.00%	2.04%	16.19%	18.07%
2011	7,988	78,081	8.17	11.47	0.40%	2.00%	0.80%	(4.04%)	(2.50%)
2010	201,104	2,023,341	8.45	11.76	0.40%	2.00%	1.25%	13.14%	14.96%
2009	218,605	1,941,593	7.42	10.23	0.40%	2.00%	1.47%	26.13%	28.16%
2008	193,586	1,363,320	5.85	7.98	0.40%	2.00%	2.05%	(38.05%)	(37.04%)

See Notes to Financial Statements	H-24	See explanation of references on pages H-29 and H-30

SEPARATE ACCOUNT A

FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year or Period
Variable Accounts For Each Year or Period Ended	Units Outstanding (in 000’s) (1)	Net Assets (in 000’s) (1)	AUV (2)		Expense Ratio (3)		Investment Income Ratio (4)	Total Return (5)
			Lowest	Highest	Lowest	Highest		Lowest	Highest
Dividend Growth
2012	10,367	$123,525	$9.70	$13.17	0.40%	2.00%	1.68%	12.28%	14.09%
2011	10,331	110,860	8.58	11.54	0.40%	2.00%	0.75%	1.23%	2.86%
2010	92,697	969,624	8.42	11.22	0.40%	2.00%	1.13%	8.58%	10.33%
2009	42,956	415,633	7.71	10.17	0.40%	2.00%	1.41%	29.78%	31.87%
2008	80,959	603,641	5.90	7.71	0.40%	2.00%	1.02%	(40.28%)	(39.31%)
Equity Index
2012	12,858	$234,850	$10.15	$23.58	0.40%	2.00%	2.38%	13.47%	15.31%
2011	12,411	210,703	8.93	20.66	0.40%	2.00%	0.63%	(0.19%)	1.42%
2010	135,511	1,880,024	8.89	20.57	0.40%	2.00%	1.64%	12.54%	14.35%
2009	240,021	2,960,908	7.85	18.17	0.40%	2.00%	2.08%	23.86%	25.86%
2008	110,236	1,145,265	6.30	14.58	0.40%	2.00%	2.33%	(38.59%)	(37.60%)
Focused 30
2012	5,713	$78,709	$8.43	$21.34	0.40%	2.00%	0.00%	20.76%	22.71%
2011	5,618	63,410	6.98	17.39	0.40%	2.00%	0.00%	(11.48%)	(10.06%)
2010	7,203	90,989	7.88	19.33	0.40%	2.00%	0.00%	8.16%	9.91%
2009	10,266	123,805	7.28	17.59	0.40%	2.00%	0.00%	47.45%	49.83%
2008	35,531	291,656	4.94	11.74	0.40%	2.00%	0.06%	(51.13%)	(50.34%)
Growth LT
2012	8,474	$182,581	$9.58	$25.60	0.40%	2.00%	0.87%	15.89%	17.76%
2011	9,589	179,017	8.26	21.96	0.40%	2.00%	0.30%	(7.92%)	(6.43%)
2010	85,904	1,272,964	8.97	23.71	0.40%	2.00%	1.10%	9.04%	10.80%
2009	91,175	1,257,878	8.22	21.61	0.40%	2.00%	1.07%	34.57%	36.74%
2008	89,969	945,847	6.10	15.96	0.40%	2.00%	0.55%	(42.13%)	(41.19%)
Large-Cap Growth
2012	11,735	$97,168	$7.35	$13.38	0.40%	2.00%	0.00%	15.89%	17.76%
2011	11,954	83,920	6.33	11.40	0.40%	2.00%	0.00%	(0.93%)	0.67%
2010	176,154	1,275,265	6.37	11.36	0.40%	2.00%	0.00%	12.26%	14.07%
2009	188,272	1,200,922	5.66	8.82	0.40%	2.00%	0.07%	37.72%	39.94%
2008	103,892	474,458	4.10	6.39	0.40%	2.00%	0.00%	(51.46%)	(50.67%)
Large-Cap Value
2012	13,358	$186,372	$10.01	$15.60	0.40%	2.00%	1.90%	14.09%	15.94%
2011	15,084	185,630	8.72	13.59	0.40%	2.00%	1.00%	2.65%	4.30%
2010	246,305	2,790,926	8.44	13.16	0.40%	2.00%	1.50%	6.92%	8.65%
2009	279,552	2,974,680	7.84	12.24	0.40%	2.00%	2.23%	20.69%	22.64%
2008	207,482	1,849,542	6.45	10.08	0.40%	2.00%	1.81%	(36.09%)	(35.06%)
Long/Short Large-Cap
2012	1,795	$18,303	$9.81	$12.29	0.40%	2.00%	0.93%	15.74%	17.62%
2011	1,564	13,671	8.47	10.58	0.40%	2.00%	0.23%	(4.48%)	(1.85%)
2010	163,658	1,484,842	8.87	10.97	0.40%	2.00%	0.83%	10.00%	11.78%
2009	168,564	1,383,430	8.06	8.36	0.40%	2.00%	0.88%	25.03%	27.05%
05/02/2008 - 12/31/2008	104,216	680,841	6.44	6.58	0.40%	2.00%	0.95%	(35.90%)	(35.21%)
Main Street Core
2012	15,039	$251,730	$10.19	$19.63	0.40%	2.00%	1.00%	14.70%	16.55%
2011	16,681	245,705	8.83	17.01	0.40%	2.00%	0.46%	(1.51%)	0.08%
2010	89,261	1,140,178	8.91	17.17	0.40%	2.00%	0.85%	13.84%	15.68%
2009	97,764	1,080,991	7.77	14.99	0.40%	2.00%	1.40%	26.79%	28.84%
2008	136,027	1,194,518	6.09	11.75	0.40%	2.00%	1.39%	(40.08%)	(39.11%)
Mid-Cap Equity
2012	9,046	$171,047	$9.21	$22.13	0.40%	2.00%	0.65%	5.22%	6.92%
2011	10,288	187,048	8.71	20.90	0.40%	2.00%	0.19%	(7.27%)	(5.77%)
2010	100,438	1,763,411	9.37	22.41	0.40%	2.00%	0.96%	21.05%	23.00%
2009	114,079	1,678,432	7.69	18.40	0.40%	2.00%	0.94%	36.89%	39.10%
2008	223,293	2,440,178	5.58	13.36	0.40%	2.00%	1.62%	(40.21%)	(39.24%)
Mid-Cap Growth
2012	11,809	$127,420	$8.51	$13.55	0.40%	2.00%	0.39%	5.36%	7.06%
2011	14,147	143,891	8.04	12.83	0.40%	2.00%	0.00%	(9.63%)	(8.18%)
2010	102,177	1,166,351	9.91	14.17	0.40%	2.00%	0.18%	30.68%	32.78%
2009	121,699	1,054,843	7.56	10.81	0.40%	2.00%	0.37%	56.18%	58.69%
2008	95,372	524,095	4.83	6.91	0.40%	2.00%	0.11%	(49.39%)	(48.57%)
Mid-Cap Value
2012	2,197	$35,303	$9.63	$17.07	0.40%	2.00%	1.22%	12.21%	14.03%
2011	1,877	27,076	8.53	14.97	0.40%	2.00%	5.30%	(7.55%)	(6.06%)
2010	69,489	1,086,757	11.64	15.94	0.40%	2.00%	1.04%	18.80%	20.72%
05/01/2009 - 12/31/2009	76,857	1,007,008	13.06	13.20	0.40%	2.00%	0.96%	30.61%	32.01%

See Notes to Financial Statements	H-25	See explanation of references on pages H-29 and H-30

SEPARATE ACCOUNT A

FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year or Period
Variable Accounts For Each Year or Period Ended	Units Outstanding (in 000’s) (1)	Net Assets (in 000’s) (1)	AUV (2)		Expense Ratio (3)		Investment Income Ratio (4)	Total Return (5)
			Lowest	Highest	Lowest	Highest		Lowest	Highest
Small-Cap Equity
2012	1,731	$26,497	$10.22	$18.22	0.40%	2.00%	1.55%	13.63%	15.46%
2011	1,747	23,999	8.91	15.78	0.40%	2.00%	0.32%	(5.29%)	(3.76%)
2010	68,546	1,005,017	10.98	16.40	0.40%	2.00%	0.76%	17.73%	19.63%
2009	52,736	657,635	9.32	13.71	0.40%	2.00%	0.73%	27.64%	29.70%
2008	58,025	568,979	7.30	10.57	0.40%	2.00%	0.60%	(27.58%)	(26.41%)
Small-Cap Growth
2012	5,113	$66,100	$9.44	$14.54	0.40%	2.00%	0.08%	10.63%	12.42%
2011	5,606	66,409	9.33	13.10	0.40%	2.00%	0.00%	(5.01%)	(3.48%)
2010	46,036	575,863	10.53	13.74	0.40%	2.00%	0.00%	23.52%	25.51%
2009	52,672	532,109	8.47	11.08	0.40%	2.00%	0.00%	44.52%	46.85%
2008	70,481	492,787	5.82	7.64	0.40%	2.00%	0.00%	(48.16%)	(47.32%)
Small-Cap Index
2012	8,539	$144,626	$9.90	$18.40	0.40%	2.00%	1.04%	13.83%	15.67%
2011	8,972	135,707	8.65	16.07	0.40%	2.00%	0.49%	(6.40%)	(4.89%)
2010	14,121	228,045	9.54	17.07	0.40%	2.00%	0.84%	23.92%	25.92%
2009	16,143	211,428	7.65	13.69	0.40%	2.00%	1.17%	25.65%	27.68%
2008	18,261	190,945	6.05	10.83	0.40%	2.00%	1.06%	(36.32%)	(35.29%)
Small-Cap Value
2012	3,963	$83,685	$10.12	$27.73	0.40%	2.00%	1.90%	8.89%	10.65%
2011	4,627	92,539	9.21	25.06	0.40%	2.00%	0.79%	0.28%	1.90%
2010	25,650	507,065	10.64	24.59	0.40%	2.00%	1.92%	22.86%	24.84%
2009	35,478	575,609	8.65	19.70	0.40%	2.00%	2.70%	24.66%	26.67%
2008	26,451	355,593	6.94	15.55	0.40%	2.00%	2.51%	(29.65%)	(28.51%)
Health Sciences
2012	5,762	$112,282	$11.67	$23.11	0.40%	2.00%	0.00%	23.19%	25.18%
2011	5,788	92,746	9.42	18.69	0.40%	2.00%	0.00%	9.73%	11.49%
2010	5,377	78,236	11.48	16.98	0.40%	2.00%	0.00%	20.90%	22.85%
2009	5,318	63,408	9.49	13.99	0.40%	2.00%	0.12%	24.71%	26.72%
2008	6,193	59,392	7.61	11.18	0.40%	2.00%	1.12%	(29.59%)	(28.45%)
Real Estate
2012	6,058	$148,071	$9.02	$38.61	0.40%	2.00%	1.15%	13.90%	15.74%
2011	5,846	136,475	7.87	33.69	0.40%	2.00%	0.00%	4.03%	5.70%
2010	22,895	500,338	7.52	32.20	0.40%	2.00%	1.32%	27.96%	30.02%
2009	28,624	499,801	5.84	25.01	0.40%	2.00%	2.14%	29.65%	31.75%
2008	26,092	371,228	4.47	19.17	0.40%	2.00%	3.37%	(41.18%)	(40.23%)
Technology
2012	6,634	$50,007	$5.68	$11.71	0.40%	2.00%	0.00%	5.01%	6.71%
2011	7,694	54,737	5.39	11.13	0.40%	2.00%	0.00%	(6.78%)	(5.28%)
2010	9,239	68,103	5.77	11.91	0.40%	2.00%	0.00%	19.10%	21.02%
2009	10,200	61,955	4.83	9.97	0.40%	2.00%	0.00%	49.55%	51.96%
2008	8,023	31,854	3.22	6.65	0.40%	2.00%	0.11%	(52.60%)	(51.83%)
Emerging Markets
2012	7,611	$219,444	$9.50	$58.04	0.40%	2.00%	0.73%	19.11%	21.04%
2011	7,631	190,066	7.94	47.95	0.40%	2.00%	1.50%	(19.59%)	(18.29%)
2010	47,306	1,523,340	11.76	58.68	0.40%	2.00%	1.09%	24.51%	26.51%
2009	55,794	1,464,834	9.44	46.39	0.40%	2.00%	0.91%	81.14%	84.06%
2008	57,755	864,882	5.21	25.20	0.40%	2.00%	1.58%	(48.72%)	(47.89%)
International Large-Cap
2012	17,353	$210,322	$9.63	$18.66	0.40%	2.00%	1.61%	20.10%	22.04%
2011	17,404	174,918	8.01	15.29	0.40%	2.00%	1.51%	(11.89%)	(10.48%)
2010	186,193	2,161,108	9.09	17.08	0.40%	2.00%	1.08%	8.19%	9.94%
2009	213,871	2,289,235	8.40	15.53	0.40%	2.00%	1.62%	30.97%	33.08%
2008	224,083	1,829,644	6.41	11.67	0.40%	2.00%	2.21%	(36.64%)	(35.61%)
International Small-Cap
2012	3,561	$30,948	$8.26	$12.39	0.40%	2.00%	2.64%	17.07%	18.96%
2011	3,453	25,521	7.06	10.45	0.40%	2.00%	4.37%	(14.00%)	(12.62%)
2010	108,088	918,764	8.20	12.01	0.40%	2.00%	2.59%	22.39%	24.36%
2009	119,004	822,912	6.69	7.74	0.40%	2.00%	1.47%	27.70%	29.76%
2008	102,125	550,905	5.21	6.05	0.40%	2.00%	2.15%	(48.88%)	(48.05%)
International Value
2012	13,173	$140,393	$6.59	$12.22	0.40%	2.00%	3.32%	15.48%	17.35%
2011	14,084	131,003	5.70	10.52	0.40%	2.00%	3.69%	(14.63%)	(13.25%)
2010	135,322	1,388,808	6.67	12.25	0.40%	2.00%	2.52%	0.56%	2.18%
2009	173,369	1,782,323	6.63	12.11	0.40%	2.00%	2.08%	25.47%	27.49%
2008	231,729	1,920,837	5.29	9.59	0.40%	2.00%	3.07%	(48.82%)	(47.99%)
Currency Strategies (7)
10/04/2012 - 12/31/2012	22	$219	$9.84	$9.86	1.15%	2.00%	0.00%	(1.20%)	(1.20%)

See Notes to Financial Statements	H-26	See explanation of references on pages H-29 and H-30

SEPARATE ACCOUNT A

FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year or Period
Variable Accounts For Each Year or Period Ended	Units Outstanding (in 000’s) (1)	Net Assets (in 000’s) (1)	AUV (2)		Expense Ratio (3)		Investment Income Ratio (4)	Total Return (5)
			Lowest	Highest	Lowest	Highest		Lowest	Highest
Global Absolute Return (7)
10/02/2012 - 12/31/2012	92	$914	$9.94	$9.97	0.40%	1.75%	0.00%	(0.63%)	(0.62%)
Precious Metals (7)
10/02/2012 - 12/31/2012	269	$2,296	$8.53	$8.57	0.40%	2.00%	0.00%	(14.06%)	(14.06%)
American Funds Asset Allocation
2012	34,172	$540,802	$10.59	$16.72	0.40%	2.00%	2.24%	13.42%	15.25%
2011	18,822	264,410	9.32	14.51	0.40%	2.00%	3.26%	(1.07%)	0.52%
2010	15,364	217,301	14.00	14.43	0.40%	2.00%	0.00%	9.82%	11.59%
02/02/2009 - 12/31/2009	10,338	132,408	12.75	12.93	0.40%	2.00%	3.49%	26.55%	28.17%
Pacific Dynamix - Conservative Growth
2012	16,965	$224,661	$10.48	$13.98	0.40%	2.00%	1.79%	7.25%	8.98%
2011	10,215	127,014	9.75	12.83	0.40%	2.00%	2.85%	0.88%	2.51%
2010	9,640	118,455	10.76	12.52	0.40%	2.00%	3.65%	8.10%	9.84%
05/04/2009 - 12/31/2009	2,645	29,940	11.27	11.39	0.40%	2.00%	3.24%	11.40%	11.67%
Pacific Dynamix - Moderate Growth
2012	42,535	$592,463	$10.30	$14.81	0.40%	2.00%	1.97%	9.52%	11.29%
2011	21,119	270,584	9.37	13.31	0.40%	2.00%	3.00%	(1.51%)	0.08%
2010	10,923	142,634	10.91	13.30	0.40%	2.00%	2.32%	9.71%	11.48%
05/04/2009 - 12/31/2009	4,804	56,891	11.80	11.93	0.40%	2.00%	2.66%	15.15%	16.14%
Pacific Dynamix - Growth
2012	16,424	$241,462	$10.15	$15.57	0.40%	2.00%	1.50%	11.50%	13.31%
2011	12,686	167,498	9.05	13.74	0.40%	2.00%	2.17%	(3.79%)	(2.24%)
2010	6,694	92,443	11.09	14.06	0.40%	2.00%	1.67%	11.57%	13.37%
05/04/2009 - 12/31/2009	3,340	41,130	12.27	12.40	0.40%	2.00%	1.73%	19.36%	19.36%
Portfolio Optimization Conservative
2012	332,414	$3,551,105	$10.60	$11.01	0.40%	2.00%	2.56%	7.93%	9.67%
05/02/2011 - 12/31/2011	341,261	3,360,566	9.82	10.16	0.40%	2.00%	1.74%	(1.60%)	(1.28%)
Portfolio Optimization Moderate-Conservative
2012	389,474	$4,105,359	$10.45	$11.22	0.40%	2.00%	2.31%	9.44%	11.21%
05/02/2011 - 12/31/2011	393,511	3,769,605	9.55	10.21	0.40%	2.00%	1.45%	(4.30%)	(3.99%)
Portfolio Optimization Moderate
2012	1,359,555	$14,084,004	$10.27	$11.42	0.40%	2.00%	2.00%	10.70%	12.49%
05/02/2011 - 12/31/2011	1,439,820	13,399,832	9.28	10.28	0.40%	2.00%	1.30%	(7.15%)	(6.72%)
Portfolio Optimization Growth
2012	1,153,550	$11,725,480	$10.08	$11.62	0.40%	2.00%	1.67%	11.76%	13.56%
05/02/2011 - 12/31/2011	1,292,978	11,700,409	9.02	10.36	0.40%	2.00%	1.01%	(9.59%)	(9.44%)
Portfolio Optimization Aggressive-Growth
2012	236,709	$2,355,484	$9.87	$11.81	0.40%	2.00%	1.36%	12.88%	14.71%
05/03/2011 - 12/31/2011	272,597	2,391,343	8.74	10.42	0.40%	2.00%	0.85%	(11.81%)	(11.67%)
Invesco V.I Balanced-Risk Allocation Series II
2012	27,480	$438,201	$10.79	$16.82	0.40%	2.00%	0.89%	8.44%	10.20%
2011	15,070	222,105	9.93	15.27	0.40%	2.00%	0.27%	8.43%	10.17%
2010	5,240	71,053	10.73	13.86	0.40%	2.00%	0.21%	7.16%	8.88%
02/06/2009 - 12/31/2009	6,740	84,876	12.54	12.73	0.40%	2.00%	4.34%	22.42%	25.00%
AllianceBernstein VPS Balanced Wealth Strategy Class B
2012	13,881	$139,907	$9.80	$11.68	0.40%	2.00%	1.92%	11.13%	12.92%
2011	14,034	126,425	8.81	10.38	0.40%	2.00%	2.25%	(4.97%)	(3.44%)
2010	14,622	137,701	9.27	10.79	0.40%	2.00%	2.49%	8.11%	9.86%
2009	12,781	110,612	8.57	8.82	0.40%	2.00%	0.89%	21.99%	23.95%
05/01/2008 - 12/31/2008	7,532	53,168	7.02	7.12	0.40%	2.00%	2.60%	(29.31%)	(29.31%)
BlackRock Capital Appreciation V.I. Class III
2012	1,960	$21,983	$9.81	$12.57	0.75%	1.50%	1.27%	11.87%	12.72%
2011	440	4,427	8.77	11.15	0.75%	1.50%	0.60%	(9.93%)	(9.75%)
06/14/2010 - 12/31/2010	38	466	12.34	12.36	0.75%	0.95%	0.57%	20.48%	20.48%
BlackRock Global Allocation V.I. Class III
2012	176,576	$1,848,561	$9.67	$11.24	0.40%	2.00%	1.52%	7.78%	9.53%
2011	168,924	1,630,844	8.95	10.30	0.40%	2.00%	2.33%	(5.54%)	(4.02%)
2010	160,465	1,631,523	10.01	10.77	0.40%	2.00%	1.12%	7.59%	9.32%
2009	162,804	1,530,694	9.30	9.58	0.40%	2.00%	2.17%	18.52%	20.43%
05/01/2008 - 12/31/2008	100,003	789,375	7.84	7.96	0.40%	2.00%	6.64%	(21.26%)	(20.97%)
Fidelity VIP FundsManager 60% Service Class 2 (7)
05/02/2012 - 12/31/2012	1,903	$19,446	$10.17	$10.28	0.40%	2.00%	3.77%	1.86%	2.16%
First Trust/Dow Jones Dividend & Income Allocation (7)
05/04/2012 - 12/31/2012	2,941	$30,405	$10.30	$10.41	0.40%	2.00%	4.31%	4.18%	4.32%

See Notes to Financial Statements	H-27	See explanation of references on Pages H-29 and H-30

SEPARATE ACCOUNT A

FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year or Period
Variable Accounts For Each Year or Period Ended	Units Outstanding (in 000’s) (1)	Net Assets (in 000’s) (1)	AUV (2)		Expense Ratio (3)		Investment Income Ratio (4)	Total Return (5)
			Lowest	Highest	Lowest	Highest		Lowest	Highest
Franklin Templeton VIP Founding Funds Allocation Class 2
2012	309	$3,589	$10.91	$12.06	0.75%	1.50%	2.42%	13.61%	14.47%
2011	188	1,920	9.60	10.54	0.75%	1.50%	0.01%	(2.47%)	(2.28%)
06/01/2010 - 12/31/2010	46	493	10.76	10.78	0.75%	0.95%	5.19%	14.59%	14.59%
Franklin Templeton VIP Founding Funds Allocation Class 4
2012	27,866	$281,824	$9.84	$11.92	0.40%	2.00%	2.72%	12.89%	14.71%
2011	28,991	258,095	8.71	10.52	0.40%	2.00%	0.02%	(3.62%)	(2.06%)
2010	28,087	257,780	9.03	9.46	0.40%	2.00%	2.17%	8.06%	9.80%
2009	25,921	218,966	8.36	8.61	0.40%	2.00%	3.01%	27.49%	29.55%
05/01/2008 - 12/31/2008	16,549	109,093	6.55	6.65	0.40%	2.00%	7.92%	(34.08%)	(33.97%)
Mutual Global Discovery Securities Class 2
2012	2,296	$26,103	$10.59	$12.27	0.75%	1.50%	3.06%	11.67%	12.51%
2011	740	7,625	9.49	10.90	0.75%	1.50%	2.11%	(3.88%)	(3.68%)
06/14/2010 - 12/31/2010	58	655	11.31	11.32	0.75%	0.95%	1.97%	11.09%	11.09%
Templeton Global Bond Securities Class 2
2012	221	$2,538	$11.09	$12.36	0.75%	1.50%	5.81%	13.35%	14.20%
2011	81	831	9.79	10.82	0.75%	1.50%	3.24%	(1.81%)	(1.61%)
06/15/2010 - 12/31/2010	3	37	10.99	11.00	0.75%	0.95%	0.00%	8.02%	8.02%
GE Investments Total Return Class 3
2012	25,009	$347,373	$10.00	$14.84	0.40%	2.00%	1.64%	10.02%	11.80%
2011	17,192	219,083	9.07	13.27	0.40%	2.00%	1.84%	(5.01%)	(3.48%)
2010	11,244	151,518	10.70	13.75	0.40%	2.00%	1.66%	7.20%	8.93%
02/02/2009 - 12/31/2009	4,816	60,232	12.44	12.62	0.40%	2.00%	3.44%	23.94%	25.40%
JPMorgan Insurance Trust Core Bond Class 1
2012	39	$567	$14.24	$14.49	1.40%	1.60%	4.67%	3.66%	3.86%
2011	58	813	13.74	13.95	1.40%	1.60%	5.20%	5.76%	5.97%
2010	80	1,058	12.99	13.17	1.40%	1.60%	3.89%	7.50%	7.72%
2009	91	1,111	12.09	12.22	1.40%	1.60%	8.15%	7.91%	8.12%
2008	86	970	11.20	11.30	1.40%	1.60%	5.64%	(0.22%)	(0.02%)
JPMorgan Insurance Trust Equity Index Class 1
2012	18	$233	$12.67	$12.89	1.40%	1.60%	1.87%	13.74%	13.97%
2011	20	231	11.14	11.31	1.40%	1.60%	2.03%	0.10%	0.30%
2010	22	247	11.13	11.28	1.40%	1.60%	2.15%	12.59%	12.82%
2009	30	301	9.88	9.99	1.40%	1.60%	2.22%	24.43%	24.68%
2008	29	236	7.94	8.02	1.40%	1.60%	2.18%	(38.20%)	(38.08%)
JPMorgan Insurance Trust U.S. Equity Class 1
2012	3	$46	$14.31	$14.31	1.40%	1.40%	1.74%	16.01%	16.01%
2011	6	75	12.33	12.33	1.40%	1.60%	2.34%	(2.17%)	(2.17%)
2010	3,173	39,951	12.44	12.61	1.40%	1.60%	1.05%	11.77%	12.00%
2009	4,475	50,309	11.13	11.26	1.40%	1.60%	3.43%	31.56%	31.82%
2008	6,739	57,486	8.46	8.54	1.40%	1.60%	1.55%	(35.84%)	(35.71%)
JPMorgan Insurance Trust Mid Cap Value Class 1
2012	6	$95	$15.69	$15.96	1.40%	1.60%	0.85%	18.46%	18.70%
2011	7	93	13.24	13.45	1.40%	1.60%	3.38%	0.54%	0.74%
2010	12	164	13.17	13.35	1.40%	1.60%	1.12%	21.50%	21.74%
2009	15	165	10.84	10.96	1.40%	1.60%	2.25%	25.87%	26.12%
2008	17	145	8.61	8.69	1.40%	1.60%	1.47%	(36.51%)	(36.38%)
JPMorgan Insurance Trust Intrepid Growth Class 1
2012	6	$73	$12.72	$12.94	1.40%	1.60%	0.58%	14.45%	14.68%
2011	7	76	11.11	11.28	1.40%	1.60%	0.89%	0.24%	0.44%
2010	12	135	11.09	11.23	1.40%	1.60%	0.96%	14.26%	14.49%
2009	13	128	9.70	9.81	1.40%	1.60%	0.72%	32.19%	32.45%
2008	15	111	7.34	7.41	1.40%	1.60%	0.87%	(40.19%)	(40.07%)
JPMorgan Insurance Trust Mid Cap Growth Class 1
2012	5	$72	$14.96	$15.22	1.40%	1.60%	0.00%	14.26%	14.49%
2011	7	96	13.09	13.29	1.40%	1.60%	0.00%	(7.64%)	(7.45%)
2010	9	136	14.17	14.36	1.40%	1.60%	0.00%	23.64%	23.89%
2009	9	104	11.46	11.59	1.40%	1.60%	0.00%	40.77%	41.05%
2008	11	88	8.14	8.22	1.40%	1.60%	0.00%	(44.68%)	(44.57%)
Lord Abbett International Core Equity Class VC
2012	887	$9,888	$9.62	$11.92	0.75%	1.50%	2.19%	13.41%	14.27%
2011	330	3,141	8.48	10.43	0.75%	1.50%	1.90%	(14.28%)	(14.11%)
06/14/2010 - 12/31/2010	30	365	12.13	12.14	0.75%	0.95%	1.42%	18.52%	18.52%
Lord Abbett Total Return Class VC
2012	4,488	$49,548	$10.58	$11.84	0.75%	1.50%	3.18%	5.23%	6.02%
2011	1,162	12,771	10.71	11.17	0.75%	1.50%	4.42%	7.75%	7.96%
06/14/2010 - 12/31/2010	112	1,157	10.34	10.35	0.75%	0.95%	6.57%	3.30%	3.30%

See Notes to Financial Statements	H-28	See explanation of references on Pages H-29 and H-30

SEPARATE ACCOUNT A

FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year or Period
Variable Accounts For Each Year or Period Ended	Units Outstanding (in 000’s) (1)	Net Assets (in 000’s) (1)	AUV (2)		Expense Ratio (3)		Investment Income Ratio (4)	Total Return (5)
			Lowest	Highest	Lowest	Highest		Lowest	Highest
MFS Investors Growth Stock Series - Service Class
2012	36	$436	$11.27	$13.67	0.75%	1.50%	0.19%	14.94%	15.81%
2011	37	393	9.80	11.81	0.75%	1.50%	0.33%	(0.38%)	(0.38%)
11/15/2010 - 12/31/2010	See Note (8)	1	11.85	11.85	0.75%	0.75%	0.00%	5.18%	5.18%
MFS Total Return Series - Service Class
2012	4,858	$50,783	$10.29	$11.38	0.40%	2.00%	2.62%	8.73%	10.49%
05/02/2011 - 12/31/2011	1,212	11,523	9.47	10.42	0.40%	2.00%	3.13%	(5.12%)	(5.12%)
MFS Value Series - Service Class
2012	1,626	$19,271	$11.09	$13.16	0.75%	1.50%	1.55%	14.15%	15.01%
2011	654	6,980	9.71	11.44	0.75%	1.50%	1.52%	(1.41%)	(1.21%)
06/14/2010 - 12/31/2010	54	627	11.57	11.58	0.75%	0.95%	0.00%	13.98%	13.98%
PIMCO Global Multi-Asset - Advisor Class
2012	24,906	$275,783	$9.68	$11.43	0.40%	2.00%	3.21%	6.62%	8.34%
2011	23,249	240,652	9.07	10.55	0.40%	2.00%	1.77%	(3.74%)	(2.19%)
05/03/2010 - 12/31/2010	7,983	85,455	10.67	10.79	0.40%	2.00%	5.94%	6.73%	7.33%
Jennison Class II
2012	21	$278	$12.88	$13.40	1.40%	1.75%	0.00%	13.72%	14.12%
2011	24	276	11.32	11.74	1.40%	1.75%	0.00%	(1.82%)	(1.47%)
2010	29	331	11.53	11.92	1.40%	1.75%	0.02%	9.52%	9.90%
2009	38	401	10.53	10.84	1.40%	1.75%	0.28%	40.11%	40.60%
2008	42	320	7.52	7.71	1.40%	1.75%	0.07%	(38.64%)	(38.43%)
Value Class II
2012	14	$191	$13.80	$14.35	1.40%	1.75%	0.00%	12.15%	12.55%
2011	18	229	12.30	12.75	1.40%	1.75%	0.56%	(7.52%)	(7.19%)
2010	26	344	13.30	13.74	1.40%	1.75%	0.33%	11.42%	11.81%
2009	31	374	11.94	12.29	1.40%	1.75%	1.59%	38.94%	39.42%
2008	38	334	8.59	8.82	1.40%	1.75%	1.46%	(43.56%)	(43.36%)
SP International Growth Class II
2012	18	$253	$13.58	$14.13	1.40%	1.75%	0.00%	19.74%	20.16%
2011	23	268	11.34	11.76	1.40%	1.75%	0.48%	(16.78%)	(16.49%)
2010	29	399	13.63	14.08	1.40%	1.75%	1.18%	11.84%	12.23%
2009	30	363	12.18	12.54	1.40%	1.75%	1.30%	34.07%	34.54%
2008	32	290	9.09	9.32	1.40%	1.75%	1.37%	(51.35%)	(51.18%)
SP Prudential U.S. Emerging Growth Class II
2012	14	$282	$19.50	$20.28	1.40%	1.75%	7.18%	14.42%	14.82%
2011	16	272	17.04	17.67	1.40%	1.75%	0.22%	0.00%	0.35%
2010	16	277	17.04	17.60	1.40%	1.75%	0.22%	17.88%	18.29%
2009	18	264	14.45	14.88	1.40%	1.75%	0.27%	38.69%	39.18%
2008	19	197	10.42	10.69	1.40%	1.75%	0.00%	(37.35%)	(37.13%)
Schwab VIT Balanced (7)
09/06/2012 - 12/31/2012	194	$2,006	$10.33	$10.33	0.60%	0.60%	0.00%	1.35%	1.35%
Schwab VIT Balanced with Growth (7)
10/02/2012 - 12/31/2012	132	$1,382	$10.47	$10.47	0.60%	0.60%	0.00%	0.79%	0.79%
Schwab VIT Growth (7)
10/09/2012 - 12/31/2012	30	$323	$10.66	$10.66	0.60%	0.60%	0.00%	2.10%	2.10%
(1)	The significant decrease in units outstanding and net assets during the year ended December 31, 2011 on most of the variable accounts that invested in Class I shares of the corresponding non-portfolio optimization portfolios of Pacific Select Fund was mainly due to the transfer of assets from those variable accounts to the five Portfolio Optimization Variable Accounts (Portfolio Optimization Conservative, Portfolio Optimization Moderate-Conservative, Portfolio Optimization Moderate, Portfolio Optimization Growth, and Portfolio Optimization Aggressive-Growth Variable Accounts), which were added to the Separate Account during 2011 (See Note 1 in Notes to Financial Statements).
(2)	The AUV is presented as a range from lowest to highest based on the ending AUV for all product groupings as of December 31 of each year or period ended. The lowest and highest AUV may be the same for a variable account if there is only one product which has investments at the end of the year.
(3)	The expense ratios represent contract fees and expenses of the Separate Account for each period indicated. These ratios include only those expenses that result in a direct reduction of unit values. Excluded are expenses of the underlying portfolios/funds in which the variable accounts invest and charges made directly to contract owner accounts through the redemption of units (See Note 3 in Notes to Financial Statements). The expense ratios are presented as a range of lowest to highest based on the product groupings. The expense ratios for periods of less than one full year are annualized.
(4)	The investment income ratios represent the dividends, excluding distributions of capital gains, received by the variable accounts from the underlying portfolios/funds, divided by the average daily net assets. These ratios are before the deduction of mortality and expense risk (“M&E”) fees, administrative fees, and additional death benefit rider charges, if any, that are assessed against contract owner accounts. The recognition of investment income by the variable accounts is affected by the timing of the declaration of dividends by the underlying portfolios/funds in which the variable accounts invest. The investment income ratios for periods of less than one full year are annualized. The investment income ratios for the year ended December 31, 2011 of certain variable accounts might be higher than prior years mainly due to the net investment income distributions received after the share class conversion of the underlying portfolios of Pacific Select Fund in which the variable accounts invested. Such distributions had no impact on the total returns of the variable accounts or the underlying portfolios in which the variable accounts invested.

See Notes to Financial Statements	H-29

SEPARATE ACCOUNT A

FINANCIAL HIGHLIGHTS (Continued)

(5)	Total returns reflect changes in unit values of the underlying portfolios/funds and deductions for M&E fees, administrative fees, and additional death benefit rider charges, if any, assessed through the daily AUV calculation. These fees and charges are assessed at annual rates ranging from 0.40% to 2.00% based on the average daily net assets of each variable account as discussed in Note 3 in Notes to Financial Statements. Total returns do not include deductions at the separate account or contract level for any premium loads, maintenance fees, premium tax charges, withdrawal and surrender charges, charges for other optional benefit riders, or other charges that may be incurred under a contract which, if incurred, would have resulted in lower returns. Total returns are presented as a range of lowest to highest values based on the product grouping representing the minimum to maximum expense ratio amounts. Total returns for those individual contracts which commenced operations during the year may not be within the ranges presented. Variable Accounts with a date notation indicate the inception date of that Variable Account. Total returns are calculated for each period indicated and are not annualized for periods of less than one full year.
(6)	Investment income ratio represents less than 0.005%.
(7)	Operations commenced during 2012 (See Note 1 in Notes to Financial Statements).
(8)	The total units outstanding for MFS Investors Growth Stock Series - Service Class Variable Account in full was 102 as of December 31, 2010.

See Notes to Financial Statements	H-30

SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

The Separate Account A (the “Separate Account”) is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and as of December 31, 2012 is comprised of seventy-six subaccounts (“Variable Accounts”). The assets in each of the Variable Accounts invest in the corresponding portfolios or funds (each, a “Portfolio” and collectively, the “Portfolios”) of Pacific Select Fund (see Note 3), AIM Variable Insurance Funds (Invesco Variable Insurance Funds), AllianceBernstein Variable Products Series Fund, Inc., BlackRock Variable Series Funds, Inc., Fidelity Variable Insurance Products Funds, First Trust Variable Insurance Trust , Franklin Templeton Variable Insurance Products Trust, GE Investments Funds, Inc., JPMorgan Insurance Trust , Lord Abbett Series Fund, Inc., MFS Variable Insurance Trust, PIMCO Variable Insurance Trust, Prudential Series Fund, Inc., and Schwab VIT Portfolios (collectively, the “Funds”). All seventy-six Variable Accounts are presented in the Schedule of Investments in Section G of this brochure.

Each Portfolio pursues different investment objectives and policies. The financial statements of the Funds, including the schedules of investments, are either included in Sections A through F of this brochure or provided separately and should be read in conjunction with the Separate Account’s financial statements.

The Separate Account organized and registered with the Securities and Exchange Commission (“SEC”) the following nine new Variable Accounts, all of which commenced operations during 2012:

Variable Accounts	Commenced Operations on	Variable Accounts	Commenced Operations on
Emerging Markets Debt	May 3, 2012	First Trust/Dow Jones Dividend & Income Allocation	May 4, 2012
Currency Strategies	October 4, 2012	Schwab VIT Balanced	September 6, 2012
Global Absolute Return	October 2, 2012	Schwab VIT Balanced with Growth	October 2, 2012
Precious Metals	October 2, 2012	Schwab VIT Growth	October 9, 2012
Fidelity VIP FundsManager 60% Service Class 2	May 2, 2012

Shortly after the commencement of operations of the Portfolio Optimization Conservative, Portfolio Optimization Moderate-Conservative, Portfolio Optimization Moderate, Portfolio Optimization Growth, and Portfolio Optimization Aggressive-Growth Variable Accounts (the “Portfolio Optimization Variable Accounts”) in 2011, significant transfers of units occurred from many of the non-Portfolio Optimization Variable Accounts into the Portfolio Optimization Variable Accounts. These transfers of units are included in “Transfers between variable and fixed accounts, net” in the Statements of Changes in Net Assets.

The net assets of the Invesco V.I. Global Multi-Asset Fund Series II, the underlying portfolio for the Invesco V.I. Global Multi-Asset Series II Variable Account were transferred to the Invesco Balanced-Risk Allocation Series II, the underlying portfolio for the Invesco Balanced-Risk Allocation Series II Variable Account (the “Reorganization”). The Reorganization took place on April 29, 2011. In connection with the Reorganization, a total of 3,357,636 outstanding accumulation units (valued at $49,302,687) of the Invesco V.I. Global Multi-Asset Series II Variable Account were exchanged for 3,526,906 accumulation units with equal value of the Invesco V.I. Balanced-Risk Allocation Series II Variable Account. Transfers of units related to the Reorganization are included in “Transfers between variable and fixed accounts, net” in the Statements of Changes in Net Assets.

Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the other assets and liabilities of Pacific Life Insurance Company (“Pacific Life”). The assets of the Separate Account will not be charged with any liabilities arising out of any other business conducted by Pacific Life, but the obligations of the Separate Account, including benefits related to variable annuity contracts, are obligations of Pacific Life.

The Separate Account funds individual flexible premium variable accumulation deferred annuity contracts (the “Contracts”). The investments of the Separate Account are carried at fair value.

2. SIGNIFICANT ACCOUNTING POLICIES

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America for investment companies which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates.

A. Valuation of Investments

Investments in shares of the Portfolios are valued at the reported net asset values of the respective Portfolios. Valuation of securities held by the Funds is discussed in the notes to their financial statements.

B. Security Transactions and Investment Income

Transactions are recorded on the trade date. Realized gains and losses on sales of investments are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date and the amounts distributed to the Variable Accounts for their share of dividends are reinvested in additional full and fractional shares of the related Portfolios.

I-1

SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

C. Federal Income Taxes

The operations of the Separate Account will be reported on the Federal income tax return of Pacific Life, which is taxed as a life insurance company under the provisions of the Internal Revenue Code. Under current tax law, no Federal income taxes are expected to be paid by Pacific Life with respect to the operations of the Separate Account. Pacific Life will periodically review the status of this policy in the event of changes in the tax law. A charge may be made in future years for any Federal income taxes that would be attributable to the Contracts.

D. Contracts in Payout Period

Net assets allocated to Contracts in payout period are computed, on a current basis, according to the Annuity 2000 Mortality Table. The assumed investment return is 5.0 percent unless the annuitant elects otherwise, in which case the rate may vary from 3.5 percent to 7.0 percent, as regulated by the laws of the respective states. The mortality risk is fully borne by Pacific Life and may result in additional amounts being transferred into the Variable Accounts by Pacific Life to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed the amounts required, transfers may be made to Pacific Life. These transfers, if any, are shown as adjustments to net assets allocated to contracts in payout (annuitization) period in the accompanying Statements of Changes in Net Assets.

3. CHARGES AND EXPENSES AND RELATED PARTY TRANSACTIONS

Contracts funded by the Separate Account currently being sold or administered include the Pacific One, Pacific Portfolios, Pacific Value, Pacific Innovations, Pacific Odyssey, Pacific One Select, Pacific Innovations Select, Pacific Value Edge, Pacific Voyages, Pacific Destinations, Pacific Destinations B, Pacific Destinations O - Series, Pacific Value Select, Pacific Journey, Schwab Retirement Income Variable Annuity, and Pacific Journey Select Contracts. Pacific Value, Pacific Innovations, Pacific Innovations Select, Pacific Odyssey, and Pacific One Select (issued prior to August 1, 2006) Contracts have three different death benefit options: the Standard Death Benefit, the Stepped-Up Death Benefit Rider, and for Contracts issued before May 1, 2003, the Premier Death Benefit Rider. Pacific One, Pacific Portfolios, Pacific One Select (issued on or after August 1, 2006), Pacific Value Edge, Pacific Voyages, Pacific Destinations, Pacific Destinations B, Pacific Destinations O - Series, Pacific Value Select, and Pacific Journey Contracts have two different death benefit options: the Standard Death Benefit and the Stepped-Up Death Benefit Rider. Schwab Retirement Income Variable Annuity Contracts have one death benefit option: the Standard Death Benefit. Pacific Journey Select Contracts have four different options: Without Stepped-Up Death Benefit Rider and Four Year Withdrawal Charge Option (includes Standard Death Benefit), With Stepped-Up Death Benefit Rider Only, With Four Year Withdrawal Charge Option Only (includes Standard Death Benefit), and With Stepped-Up Death Benefit Rider and Four Year Withdrawal Charge Option.

Pacific Life deducts from the Separate Account daily charges for mortality and expense risks (“M&E”) and administrative fees Pacific Life assumes, additional death benefit rider charges for Contract owners who purchased the Stepped-Up Death Benefit Rider, the Premier Death Benefit Riders, and an additional charge for Contract owners who purchased the Four Year Withdrawal Charge Option. The withdrawal charge option and the additional death benefit rider charges are included in M&E in the accompanying Statements of Operations. The mortality risk assumed by Pacific Life is the risk that the annuitant will live longer than predicted and will receive more annuity payments than anticipated. Pacific Life also assumes mortality risk in connection with any death benefit paid under the Contracts. The expense risk assumed is where expenses incurred in administering the Contracts and the Separate Account will exceed the amounts realized from fees and charges assessed against the Contracts. These charges are assessed daily at the following annual rates on the average daily net assets of each Variable Account that result in a direct reduction in unit values:

	Death Benefit Options
Pacific One and Pacific Portfolios Contracts	Standard Death Benefit	With Stepped-Up Death Benefit Rider	With Premier Death Benefit Rider
M&E Charge	1.25%	1.25%
Administrative Fee	0.15%	0.15%
Death Benefit Rider Charge	None	0.20%

Total Annual Expenses	1.40%	1.60%

Pacific Value and Pacific Innovations Contracts
M&E Charge	1.25%	1.25%	1.25%
Administrative Fee	0.15%	0.15%	0.15%
Death Benefit Rider Charge	None	0.20%	0.35%

Total Annual Expenses	1.40%	1.60%	1.75%

Pacific Odyssey Contracts
M&E Charge	0.15%	0.15%	0.15%
Administrative Fee	0.25%	0.25%	0.25%
Death Benefit Rider Charge	None	0.20%	0.35%

Total Annual Expenses	0.40%	0.60%	0.75%

	Death Benefit Options
Pacific One Select (issued prior to 8/1/2006) and Pacific Innovations Select Contracts	Standard Death Benefit	With Stepped- Up Death Benefit Rider	With Premier Death Benefit Rider
M&E Charge	1.40%	1.40%	1.40%
Administrative Fee	0.25%	0.25%	0.25%
Death Benefit Rider Charge	None	0.20%	0.35%

Total Annual Expenses	1.65%	1.85%	2.00%

Pacific One Select (issued on or after 8/1/2006) and Pacific Value Edge Contracts
M&E Charge	1.50%	1.50%
Administrative Fee	0.25%	0.25%
Death Benefit Rider Charge	None	0.20%

Total Annual Expenses	1.75%	1.95%

Pacific Voyages Contracts
M&E Charge	1.00%	1.00%
Administrative Fee	0.15%	0.15%
Death Benefit Rider Charge	None	0.20%

Total Annual Expenses	1.15%	1.35%

I-2

SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

	Death Benefit Options

Pacific Destinations Contracts	Standard Death Benefit	With Stepped-Up Death Benefit Rider
M&E Charge	0.60%	0.60%
Administrative Fee	0.15%	0.15%
Death Benefit Rider Charge	None	0.20%

Total Annual Expenses	0.75%	0.95%

Pacific Destinations B Contracts
M&E Charge	1.15%	1.15%
Administrative Fee	0.15%	0.15%
Death Benefit Rider Charge	None	0.20%

Total Annual Expenses	1.30%	1.50%

Pacific Destinations O – Series Contracts
M&E Charge	0.60%	0.60%
Administrative Fee	0.15%	0.15%
Death Benefit Rider Charge	None	0.20%

Total Annual Expenses	0.75%	0.95%

Pacific Value Select Contracts
M&E Charge	1.45%	1.45%
Administrative Fee	0.15%	0.15%
Death Benefit Rider Charge	None	0.20%

Total Annual Expenses	1.60%	1.80%

	Death Benefit Options

Pacific Journey Contracts	Standard Death Benefit	With Stepped- Up Death Benefit Rider
M&E Charge	0.90%	0.90%
Administrative Fee	0.15%	0.15%
Death Benefit Rider Charge	None	0.20%

Total Annual Expenses	1.05%	1.25%

Schwab Retirement Income Variable Annuity Contracts
M&E Charge	0.35%
Administrative Fee	0.25%
Death Benefit Rider Charge	None

Total Annual Expenses	0.60%

Pacific Journey Select Contracts	Without Stepped- Up Death Benefit Rider and Four Year Withdrawal Charge Option	With Stepped- Up Death Benefit Rider Only	With Four Year Withdrawal Charge Option Only	With Stepped- Up Death Benefit Rider and Four Year Withdrawal Charge Option
M&E Charge	0.95%	0.95%	0.95%	0.95%
Administrative Fee	0.15%	0.15%	0.15%	0.15%
Death Benefit Rider Charge	None	0.20%	None	0.20%
Four Year Withdrawal Charge	None	None	0.35%	0.35%

Total Annual Expenses	1.10%	1.30%	1.45%	1.65%

Under the Contracts, Pacific Life makes certain deductions from the net assets of each Variable Account through a redemption of units for maintenance fees, any other optional benefit riders, any state premium taxes, and any withdrawal and surrender charges, and are shown as a decrease in Contract owner transactions in the accompanying Statements of Changes in Net Assets. For some Contracts, a surrender charge is imposed if the Contract is partially or fully surrendered within the specified surrender charge period and charges will vary depending on the individual Contracts. Most Contracts offer optional benefits that can be added to the Contract by rider. The charges for riders can range depending on the individual Contract. These fees and charges are assessed directly to each Contract owner account through a redemption of units. Withdrawal and surrender charges are included in surrenders; and maintenance fees, any other optional benefit riders and state premium taxes are included in Contract charges and deductions in the accompanying Statements of Changes in Net Assets. The operating expenses of the Separate Account are paid by Pacific Life and are not reflected in the accompanying financial statements.

In addition to the Separate Account’s own operating expenses, they also indirectly bear a portion of the operating expenses of the applicable Portfolios in which the Variable Accounts invest.

The assets of certain Variable Accounts invest in Class I shares of the corresponding Portfolios of Pacific Select Fund (“PSF”). Each Portfolio of PSF pays an advisory fee to Pacific Life Fund Advisors, LLC (“PLFA”), a wholly-owned subsidiary of Pacific Life, pursuant to PSF’s Investment Advisory Agreement and pays a class-specific service fee to Pacific Select Distributors, Inc. (“PSD”), also a wholly-owned subsidiary of Pacific Life, for providing shareholder servicing activities under PSF’s Service Plan. Each Portfolio of PSF also compensates Pacific Life and PLFA on an approximate cost basis pursuant to PSF’s Agreement for Support Services for providing services to PSF that are outside the scope of the Investment Adviser’s responsibilities under the Investment Advisory Agreement. The advisory fee and service fee rates are disclosed in Note 6 in Notes to Financial Statements of PSF, which are included in Section D of this brochure. For the year ended December 31, 2012, PLFA received net advisory fees from PSF at effective annual rates ranging from 0.00% to 0.99% which are based on an annual percentage of average daily net assets of each Portfolio of PSF and PSD received a service fee of 0.20% on Class I shares only of PSF based on an annual percentage of average daily net assets of each Portfolio of PSF.

4. RELATED PARTY AGREEMENT

PSD serves as principal underwriter of the Contracts funded by interests in the Separate Account, without remuneration from the Separate Account.

I-3

SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

5. PURCHASES AND SALES OF INVESTMENTS

The cost of purchases and proceeds from sales of investments for the year or period ended December 31, 2012, were as follows (amounts in thousands):

Variable Accounts	Purchases	Sales
Cash Management	$269,467	$354,180
Diversified Bond	39,729	42,046
Floating Rate Loan	23,077	22,532
High Yield Bond	153,920	130,703
Inflation Managed	163,244	100,970
Inflation Protected	22,533	18,038
Managed Bond	137,638	132,797
Short Duration Bond	86,803	66,088
Emerging Markets Debt (1)	7,000	720
American Funds Growth	23,393	40,615
American Funds Growth-Income	18,275	31,503
Comstock	33,441	23,815
Dividend Growth	37,028	35,745
Equity Index	46,464	49,633
Focused 30	38,166	30,215
Growth LT	76,161	37,525
Large-Cap Growth	55,656	41,442
Large-Cap Value	30,752	50,313
Long/Short Large-Cap	11,266	6,843
Main Street Core	33,209	53,546
Mid-Cap Equity	54,562	44,017
Mid-Cap Growth	66,465	58,269
Mid-Cap Value	26,399	19,232
Small-Cap Equity	15,875	15,219
Small-Cap Growth	30,018	28,890
Small-Cap Index	27,127	35,332
Small-Cap Value	23,796	30,586
Health Sciences	35,428	34,150
Real Estate	42,899	44,007
Technology	22,581	25,886
Emerging Markets	69,663	55,822
International Large-Cap	43,822	43,564
International Small-Cap	12,982	11,639
International Value	26,244	33,780
Currency Strategies (1)	294	72
Global Absolute Return (1)	1,050	139
Precious Metals (1)	2,624	148
American Funds Asset Allocation	285,248	47,378
Pacific Dynamix - Conservative Growth	119,830	27,409
Pacific Dynamix - Moderate Growth	330,090	37,105
Pacific Dynamix - Growth	86,892	28,092

Variable Accounts	Purchases	Sales
Portfolio Optimization Conservative	$780,501	$820,680
Portfolio Optimization Moderate-Conservative	552,363	556,327
Portfolio Optimization Moderate	910,630	1,640,025
Portfolio Optimization Growth	323,726	1,667,611
Portfolio Optimization Aggressive-Growth	75,016	421,460
Invesco V.I. Balanced-Risk Allocation Series II	245,451	56,210
AllianceBernstein VPS Balanced Wealth Strategy Class B	19,042	19,851
BlackRock Capital Appreciation V.I. Class III	17,660	721
BlackRock Global Allocation V.I. Class III	331,899	245,032
Fidelity VIP FundsManager 60% Service Class 2 (1)	20,119	968
First Trust/Dow Jones Dividend & Income Allocation (1)	31,272	986
Franklin Templeton VIP Founding Funds Allocation Class 2	1,536	188
Franklin Templeton VIP Founding Funds Allocation Class 4	27,896	35,161
Mutual Global Discovery Securities Class 2	18,844	739
Templeton Global Bond Securities Class 2	1,815	241
GE Investments Total Return Class 3	132,320	30,244
JPMorgan Insurance Trust Core Bond Class 1	34	285
JPMorgan Insurance Trust Equity Index Class 1	5	33
JPMorgan Insurance Trust U.S. Equity Class 1	15	54
JPMorgan Insurance Trust Mid Cap Value Class 1	1	15
JPMorgan Insurance Trust Intrepid Growth Class 1	3	17
JPMorgan Insurance Trust Mid Cap Growth Class 1	3	38
Lord Abbett International Core Equity Class VC	6,429	501
Lord Abbett Total Return Class VC	37,623	1,291
MFS Investors Growth Stock Series-Service Class	391	385
MFS Total Return Series-Service Class	41,483	3,820
MFS Value Series-Service Class	11,820	862
PIMCO Global Multi-Asset-Advisor Class	84,942	61,870
Jennison Class II	6	46
Value Class II	1	68
SP International Growth Class II	-	68
SP Prudential U.S. Emerging Growth Class II	26	40
Schwab VIT Balanced (1)	1,991	7
Schwab VIT Balanced with Growth (1)	1,366	5
Schwab VIT Growth (1)	414	98

(1)	Operations commenced during 2012 (See Note 1).

6. FAIR VALUE MEASUREMENTS

The Separate Account characterizes its holdings in Variable Accounts as Level 1, Level 2 or Level 3 based upon the various inputs or methodologies used to value the holdings. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 –	Quoted prices (unadjusted) in active markets for identical holdings

Level 2 –	Significant observable market-based inputs, other than Level 1 quoted prices, or unobservable inputs that are corroborated by market data

Level 3 –	Significant unobservable inputs that are not corroborated by observable market data

SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

The inputs or methodologies used for valuing the Variable Accounts’ holdings are not necessarily an indication of risks associated with investing in those holdings. As of December 31, 2012, the Variable Accounts’ holdings as presented in the Schedule of Investments in Section G of this brochure were all categorized as Level 1 under the three-tier hierarchy of inputs.

7. CHANGES IN UNITS OUTSTANDING

The changes in units outstanding for the year or period ended December 31, 2012 and 2011 were as follows (amounts in thousands):

	2012			2011
Variable Accounts	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease) (1)
Cash Management	37,124	(44,147)	(7,023)	63,569	(66,684)	(3,115)
Diversified Bond	3,725	(4,039)	(314)	20,098	(258,001)	(237,903)
Floating Rate Loan	2,689	(2,914)	(225)	12,660	(115,979)	(103,319)
High Yield Bond	9,827	(8,998)	829	13,377	(62,842)	(49,465)
Inflation Managed	6,981	(7,139)	(158)	22,008	(238,592)	(216,584)
Inflation Protected (2)	2,281	(1,843)	438	2,587	(1,193)	1,394
Managed Bond	9,353	(9,222)	131	25,405	(275,272)	(249,867)
Short Duration Bond	9,410	(7,295)	2,115	17,134	(139,441)	(122,307)
Emerging Markets Debt (3)	659	(77)	582
American Funds Growth	2,790	(3,978)	(1,188)	6,230	(67,442)	(61,212)
American Funds Growth-Income	2,196	(3,264)	(1,068)	7,218	(112,608)	(105,390)
Comstock	2,960	(2,527)	433	8,756	(201,872)	(193,116)
Dividend Growth	3,624	(3,588)	36	7,187	(89,553)	(82,366)
Equity Index	3,918	(3,471)	447	6,952	(130,052)	(123,100)
Focused 30	2,833	(2,738)	95	1,245	(2,830)	(1,585)
Growth LT	1,014	(2,129)	(1,115)	4,582	(80,897)	(76,315)
Large-Cap Growth	5,752	(5,971)	(219)	10,029	(174,229)	(164,200)
Large-Cap Value	2,632	(4,358)	(1,726)	12,117	(243,338)	(231,221)
Long/Short Large-Cap	1,036	(805)	231	6,597	(168,691)	(162,094)
Main Street Core	2,091	(3,733)	(1,642)	4,964	(77,544)	(72,580)
Mid-Cap Equity	1,464	(2,706)	(1,242)	5,354	(95,504)	(90,150)
Mid-Cap Growth	3,927	(6,265)	(2,338)	9,399	(97,429)	(88,030)
Mid-Cap Value	1,737	(1,417)	320	4,803	(72,415)	(67,612)
Small-Cap Equity	1,145	(1,161)	(16)	4,392	(71,191)	(66,799)
Small-Cap Growth	2,107	(2,600)	(493)	5,025	(45,455)	(40,430)
Small-Cap Index	2,080	(2,513)	(433)	2,226	(7,375)	(5,149)
Small-Cap Value	1,031	(1,695)	(664)	3,140	(24,163)	(21,023)
Health Sciences	2,400	(2,426)	(26)	3,715	(3,304)	411
Real Estate	2,609	(2,397)	212	3,730	(20,779)	(17,049)
Technology	2,867	(3,927)	(1,060)	4,897	(6,442)	(1,545)
Emerging Markets	2,784	(2,804)	(20)	4,882	(44,557)	(39,675)
International Large-Cap	4,769	(4,820)	(51)	9,396	(178,185)	(168,789)
International Small-Cap	1,757	(1,649)	108	6,446	(111,081)	(104,635)
International Value	3,163	(4,074)	(911)	9,108	(130,346)	(121,238)
Currency Strategies (3)	30	(8)	22
Global Absolute Return (3)	106	(14)	92
Precious Metals (3)	292	(23)	269
American Funds Asset Allocation	20,607	(5,257)	15,350	7,498	(4,040)	3,458
Pacific Dynamix—Conservative Growth	9,742	(2,992)	6,750	5,823	(5,248)	575
Pacific Dynamix—Moderate Growth	26,413	(4,997)	21,416	13,539	(3,343)	10,196
Pacific Dynamix—Growth	6,173	(2,435)	3,738	8,020	(2,028)	5,992
Portfolio Optimization Conservative (4)	111,087	(119,934)	(8,847)	423,212	(81,951)	341,261
Portfolio Optimization Moderate-Conservative (4)	81,423	(85,460)	(4,037)	459,384	(65,873)	393,511
Portfolio Optimization Moderate (4)	162,404	(242,669)	(80,265)	1,631,577	(191,757)	1,439,820
Portfolio Optimization Growth (4)	56,359	(195,787)	(139,428)	1,422,491	(129,513)	1,292,978
Portfolio Optimization Aggressive-Growth (5)	9,969	(45,857)	(35,888)	309,179	(36,582)	272,597
Invesco V.I. Balanced-Risk Allocation Series II	18,362	(5,952)	12,410	13,551	(3,721)	9,830
AllianceBernstein VPS Balanced Wealth Strategy Class B	2,220	(2,373)	(153)	2,951	(3,539)	(588)
BlackRock Capital Appreciation V.I. Class III	1,644	(124)	1,520	416	(14)	402

SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

	2012			2011
Variable Accounts	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease) (1)

BlackRock Global Allocation V.I. Class III	45,053	(37,401)	7,652	40,952	(32,493)	8,459
Fidelity VIP FundsManager 60% Service Class 2 (3)	2,002	(99)	1,903
First Trust/Dow Jones Dividend & Income Allocation (3)	3,053	(112)	2,941
Franklin Templeton VIP Founding Funds Allocation Class 2	139	(18)	121	163	(21)	142
Franklin Templeton VIP Founding Funds Allocation Class 4	3,564	(4,689)	(1,125)	6,619	(5,715)	904
Mutual Global Discovery Securities Class 2	1,699	(143)	1,556	704	(22)	682
Templeton Global Bond Securities Class 2	163	(23)	140	79	(1)	78
GE Investments Total Return Class 3	11,504	(3,687)	7,817	8,951	(3,003)	5,948
JPMorgan Insurance Trust Core Bond Class 1	-	(19)	(19)	3	(25)	(22)
JPMorgan Insurance Trust Equity Index Class 1	-	(2)	(2)	13	(15)	(2)
JPMorgan Insurance Trust U.S. Equity Class 1	1	(4)	(3)	27	(3,194)	(3,167)
JPMorgan Insurance Trust Mid Cap Value Class 1	-	(1)	(1)	-	(5)	(5)
JPMorgan Insurance Trust Intrepid Growth Class 1	-	(1)	(1)	-	(5)	(5)
JPMorgan Insurance Trust Mid Cap Growth Class 1	-	(2)	(2)	-	(2)	(2)
Lord Abbett International Core Equity Class VC	639	(82)	557	312	(12)	300
Lord Abbett Total Return Class VC	3,586	(260)	3,326	1,124	(74)	1,050
MFS Investors Growth Stock Series - Service Class	32	(33)	(1)	43	(6)	37
MFS Total Return Series - Service Class (4)	4,180	(534)	3,646	1,270	(58)	1,212
MFS Value Series - Service Class	1,109	(137)	972	621	(21)	600
PIMCO Global Multi-Asset - Advisor Class	9,485	(7,828)	1,657	19,592	(4,326)	15,266
Jennison Class II	-	(3)	(3)	-	(5)	(5)
Value Class II	-	(4)	(4)	-	(8)	(8)
SP International Growth Class II	-	(5)	(5)	-	(6)	(6)
SP Prudential U.S. Emerging Growth Class II	-	(2)	(2)	-	-	-
Schwab VIT Balanced (3)	195	(1)	194
Schwab VIT Balanced with Growth (3)	132	-	132
Schwab VIT Growth (3)	30	-	30

(1)	The significant decrease in units outstanding during the year ended December 31, 2011 on most of the Variable Accounts that invested in Class I shares of the corresponding non-portfolio optimization portfolios of Pacific Select Fund was mainly due to the transfer of assets from those variable accounts to the five Portfolio Optimization Variable Accounts (Portfolio Optimization Conservative, Portfolio Optimization Moderate-Conservative, Portfolio Optimization Moderate, Portfolio Optimization Growth, and Portfolio Optimization Aggressive-Growth Variable Accounts), which were added to the Separate Account during 2011 (See Note 1).
(2)	Operations commenced on May 3, 2011.
(3)	Operations commenced during 2012 (See Note 1).
(4)	Operations commenced on May 2, 2011.
(5)	Operations commenced on May 3, 2011.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of

Pacific Life Insurance Company:

We have audited the accompanying statements of assets and liabilities, including the schedule of investments, of Separate Account A of Pacific Life Insurance Company (the “Separate Account”) comprised of Cash Management, Diversified Bond, Floating Rate Loan, High Yield Bond, Inflation Managed, Inflation Protected, Managed Bond, Short Duration Bond, Emerging Markets Debt , American Funds® Growth, American Funds Growth-Income, Comstock, Dividend Growth, Equity Index, Focused 30, Growth LT, Large-Cap Growth, Large-Cap Value, Long/Short Large-Cap, Main Street® Core, Mid-Cap Equity, Mid-Cap Growth, Mid-Cap Value, Small-Cap Equity, Small-Cap Growth, Small-Cap Index, Small-Cap Value, Health Sciences, Real Estate, Technology, Emerging Markets, International Large-Cap, International Small-Cap, International Value, Currency Strategies, Global Absolute Return, Precious Metals, American Funds Asset Allocation, Pacific Dynamix – Conservative Growth, Pacific Dynamix – Moderate Growth, Pacific Dynamix – Growth, Portfolio Optimization Conservative, Portfolio Optimization Moderate-Conservative, Portfolio Optimization Moderate, Portfolio Optimization Growth, Portfolio Optimization Aggressive-Growth, Invesco V.I. Balanced-Risk Allocation Series II, AllianceBernstein VPS Balanced Wealth Strategy Class B, BlackRock® Capital Appreciation V.I. Class III, BlackRock Global Allocation V.I. Class III, Fidelity® VIP FundsManager® 60% Service Class 2, First Trust/Dow Jones Dividend & Income Allocation, Franklin Templeton VIP Founding Funds Allocation Class 2, Franklin Templeton VIP Founding Funds Allocation Class 4, Mutual Global Discovery Securities Class 2, Templeton Global Bond Securities Class 2, GE Investments Total Return Class 3, JPMorgan Insurance Trust Core Bond Class 1, JPMorgan Insurance Trust Equity Index Class 1, JPMorgan Insurance Trust U.S. Equity Class 1, JPMorgan Insurance Trust Mid Cap Value Class 1, JPMorgan Insurance Trust Intrepid Growth Class 1, JPMorgan Insurance Trust Mid Cap Growth Class 1, Lord Abbett International Core Equity Class VC, Lord Abbett Total Return Class VC, MFS® Investors Growth Stock Series – Service Class, MFS Total Return Series - Service Class, MFS Value Series – Service Class, PIMCO Global Multi-Asset – Advisor Class, Jennison Class II, Value Class II, SP International Growth Class II, SP Prudential U.S. Emerging Growth Class II, Schwab VIT Balanced, Schwab VIT Balanced with Growth, and Schwab VIT Growth Variable Accounts (collectively, the “Variable Accounts”) as of December 31, 2012, the related statements of operations for the year or period then ended, and the statements of changes in net assets and financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Separate Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Separate Account’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of mutual fund investments owned as of December 31, 2012 by correspondence with the transfer agents. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective Variable Accounts constituting Separate Account A of Pacific Life Insurance Company as of December 31, 2012, the results of their operations for the year or period then ended, and the changes in their net assets and financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

Costa Mesa, California

February 28, 2013

J-1

Pacific Life Insurance Company

Mailing Address:

P.O. Box 2378

Omaha, Nebraska 68103-2378

Annual Reports

as of December 31, 2012

• Pacific Select Fund

• Separate Account A of

  Pacific Life Insurance Company

Form No.	2143-13A